GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 96.9%
Argentina – 0.2%
185	Banco Macro SA ADR (Financials)*	$ 3,174
290	Globant SA (Information Technology)*	40,661
505	Grupo Financiero Galicia SA ADR (Financials)*	4,045
435	Pampa Energia SA ADR (Utilities)*	4,507
685	Telecom Argentina SA ADR (Communication Services)	5,884
240	Transportadora de Gas del Sur SA ADR (Energy)*	1,289
1,375	YPF SA ADR (Energy)	6,930

		66,490

Brazil – 4.2%
34,990	Ambev SA (Consumer Staples)	80,403
3,075	Atacadao SA (Consumer Staples)	10,469
1,605	B2W Cia Digital (Consumer Discretionary)*	27,076
16,295	B3 SA – Brasil Bolsa Balcao (Financials)	136,664
10,180	Banco Bradesco SA (Financials)	33,364
2,210	Banco BTG Pactual SA (Financials)	19,874
6,850	Banco do Brasil SA (Financials)	38,897
3,025	Banco Santander Brasil SA (Financials)	14,203
5,375	BB Seguridade Participacoes SA (Financials)	25,019
5,515	BRF SA (Consumer Staples)*	23,487
9,130	CCR SA (Industrials)	24,712
3,225	Centrais Eletricas Brasileiras SA (Utilities)*	17,001
1,255	Cia Brasileira de Distribuicao (Consumer Staples)	14,553
2,705	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	27,054
1,475	Cia Energetica de Minas Gerais (Utilities)	3,042
5,115	Cia Siderurgica Nacional SA (Materials)	9,719
8,905	Cielo SA (Information Technology)	6,706
14,885	Cogna Educacao (Consumer Discretionary)	14,416
1,225	Cosan SA (Energy)*	14,853
1,495	CPFL Energia SA (Utilities)*	8,877
2,010	Energisa SA (Utilities)	17,579
2,025	Engie Brasil Energia SA (Utilities)	15,813
8,045	Equatorial Energia SA (Utilities)*	29,700

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
1,725	Hapvida Participacoes e Investimentos SA (Health Care)(a)	$ 17,424
3,150	Hypera SA (Health Care)	18,687
5,320	IRB Brasil Resseguros SA (Financials)	8,130
3,590	Itau Unibanco Holding SA (Financials)	14,503
8,365	JBS SA (Consumer Staples)	33,838
5,675	Klabin SA (Materials)	20,595
5,030	Localiza Rent a Car SA (Industrials)	35,638
1,475	Lojas Americanas SA (Consumer Discretionary)	6,360
6,310	Lojas Renner SA (Consumer Discretionary)	44,788
980	M Dias Branco SA (Consumer Staples)	6,519
5,280	Magazine Luiza SA (Consumer Discretionary)	62,560
2,150	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	8,191
5,515	Natura & Co. Holding SA (Consumer Staples)	37,754
1,905	Neoenergia SA (Utilities)	6,507
3,825	Notre Dame Intermedica Participacoes SA (Health Care)	43,876
1,430	Pagseguro Digital Ltd., Class A (Information Technology)*	45,374
5,800	Petrobras Distribuidora SA (Consumer Discretionary)	23,110
29,390	Petroleo Brasileiro SA (Energy)	112,774
750	Porto Seguro SA (Financials)	6,532
1,830	Raia Drogasil SA (Consumer Staples)	36,876
8,390	Rumo SA (Industrials)*	34,804
1,115	StoneCo Ltd., Class A (Information Technology)*	35,323
5,075	Suzano SA (Materials)*	35,378
6,440	TIM Participacoes SA (Communication Services)	16,150
6,745	Ultrapar Participacoes SA (Energy)	21,262
30,960	Vale SA (Materials)	302,127
5,915	WEG SA (Industrials)	45,557
630	XP, Inc., Class A (Financials)*	19,127

		1,713,245

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chile – 0.6%
355,800	Banco de Chile (Financials)	$ 30,052
420	Banco de Credito e Inversiones SA (Financials)	14,136
447,985	Banco Santander Chile (Financials)	18,137
11,000	Cencosud SA (Consumer Staples)	12,773
13,585	Cencosud Shopping SA (Real Estate)	23,198
1,180	Cia Cervecerias Unidas SA (Consumer Staples)	8,482
57,620	Colbun SA (Utilities)	9,369
1,085	Empresa Nacional de Telecomunicaciones SA (Communication Services)	6,872
9,200	Empresas CMPC SA (Materials)	18,624
3,135	Empresas COPEC SA (Energy)	19,662
248,550	Enel Americas SA (Utilities)	35,961
95,560	Enel Chile SA (Utilities)	7,120
8,370	Falabella SA (Consumer Discretionary)	19,387
1,825	Latam Airlines Group SA (Industrials)*	1,949
5,975	Plaza SA (Real Estate)	8,311

		234,033

China – 38.9%
1,900	360 Security Technology, Inc., Class A (Information Technology)	4,721
8,290	3SBio, Inc. (Health Care)*(a)	9,840
230	51job, Inc. ADR (Industrials)*	14,833
905	58.com, Inc. ADR (Communication Services)*	43,449
5,095	AAC Technologies Holdings, Inc. (Information Technology)	26,162
300	ADAMA Ltd., Class A (Materials)	385
1,000	AECC Aviation Power Co. Ltd., Class A (Industrials)*	3,357
7,805	Agile Group Holdings Ltd. (Real Estate)	8,026
23,000	Agricultural Bank of China Ltd., Class A (Financials)	10,915
225,330	Agricultural Bank of China Ltd., Class H (Financials)	90,992
1,690	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	9,238
2,700	Air China Ltd., Class A (Industrials)	2,438
13,580	Air China Ltd., Class H (Industrials)	8,129
800	Aisino Corp., Class A (Information Technology)	1,781

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
14,320	Alibaba Group Holding Ltd. ADR (Consumer Discretionary)*	$ 2,969,825
3,285	A-Living Services Co. Ltd., Class H (Industrials)(a)	17,588
6,200	Aluminum Corp. of China Ltd., Class A (Materials)*	2,423
30,120	Aluminum Corp. of China Ltd., Class H (Materials)*	5,557
2,300	Angang Steel Co. Ltd., Class A (Materials)	790
11,240	Angang Steel Co. Ltd., Class H (Materials)*	2,712
1,800	Anhui Conch Cement Co. Ltd., Class A (Materials)	14,271
9,420	Anhui Conch Cement Co. Ltd., Class H (Materials)	70,550
500	Anhui Gujing Distillery Co. Ltd., Class A (Consumer Staples)	10,452
200	Anhui Kouzi Distillery Co. Ltd., Class A (Consumer Staples)*	1,322
8,285	ANTA Sports Products Ltd. (Consumer Discretionary)	73,861
100	Asymchem Laboratories Tianjin Co. Ltd., Class A (Health Care)	3,037
100	Autobio Diagnostics Co. Ltd., Class A (Health Care)*	2,038
450	Autohome, Inc. ADR (Communication Services)	34,618
400	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	2,346
1,300	AVIC Aircraft Co. Ltd., Class A (Industrials)	3,121
4,200	Avic Capital Co. Ltd., Class A (Financials)	2,222
500	AVIC Jonhon Optronic Technology Co. Ltd., Class A (Information Technology)	2,441
400	AVIC Shenyang Aircraft Co. Ltd., Class A (Industrials)*	1,876
13,185	BAIC Motor Corp. Ltd., Class H (Consumer Discretionary)(a)	5,307
2,175	Baidu, Inc. ADR (Communication Services)*	231,746

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
10,100	Bank of Beijing Co. Ltd., Class A (Financials)	$ 6,880
1,700	Bank of Chengdu Co. Ltd., Class A (Financials)	1,891
17,900	Bank of China Ltd., Class A (Financials)	8,620
666,040	Bank of China Ltd., Class H (Financials)*	243,181
18,700	Bank of Communications Co. Ltd., Class A (Financials)	13,338
57,860	Bank of Communications Co. Ltd., Class H (Financials)	35,085
1,500	Bank of Guiyang Co. Ltd., Class A (Financials)	1,621
2,400	Bank of Hangzhou Co. Ltd., Class A (Financials)	3,048
5,500	Bank of Jiangsu Co. Ltd., Class A (Financials)	4,545
4,000	Bank of Nanjing Co. Ltd., Class A (Financials)	4,411
2,600	Bank of Ningbo Co. Ltd., Class A (Financials)	9,294
6,700	Bank of Shanghai Co. Ltd., Class A (Financials)	7,575
2,100	Bank of Zhengzhou Co. Ltd., Class A (Financials)	1,120
6,700	Baoshan Iron & Steel Co. Ltd., Class A (Materials)*	4,573
3,900	BBMG Corp., Class A (Materials)	1,715
16,960	BBMG Corp., Class H (Materials)	3,523
420	BeiGene Ltd. ADR (Health Care)*	69,527
2,000	Beijing Dabeinong Technology Group Co. Ltd., Class A (Consumer Staples)	2,306
3,820	Beijing Enterprises Holdings Ltd. (Utilities)	12,691
37,260	Beijing Enterprises Water Group Ltd. (Utilities)*	14,085
800	Beijing New Building Materials PLC, Class A (Industrials)	2,587
700	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A (Materials)*	3,767
1,500	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	1,662

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
300	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)	$ 1,243
300	Beijing Shunxin Agriculture Co. Ltd., Class A (Consumer Staples)*	2,295
700	Beijing Sinnet Technology Co. Ltd., Class A (Information Technology)	2,433
500	Beijing Tiantan Biological Products Corp. Ltd., Class A (Health Care)	2,687
600	Beijing Tongrentang Co. Ltd., Class A (Health Care)	2,099
100	BGI Genomics Co. Ltd., Class A (Health Care)	1,683
1,440	Bilibili, Inc. ADR (Communication Services)*	46,699
28,540	BOC Hong Kong Holdings Ltd. (Financials)	79,533
21,000	BOE Technology Group Co. Ltd., Class A (Information Technology)*	10,875
20,250	Brilliance China Automotive Holdings Ltd. (Consumer Discretionary)	17,713
800	BYD Co. Ltd., Class A (Consumer Discretionary)	6,411
5,495	BYD Co. Ltd., Class H (Consumer Discretionary)	30,839
700	By-health Co. Ltd., Class A (Consumer Staples)	1,829
1,700	Caitong Securities Co. Ltd., Class A (Financials)	2,359
6,300	CGN Power Co. Ltd., Class A (Utilities)*	2,480
80,760	CGN Power Co. Ltd., Class H (Utilities)(a)	18,546
2,600	Changjiang Securities Co. Ltd., Class A (Financials)	2,268
800	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)	2,221
300	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A (Health Care)	1,489
95	China Biologic Products Holdings, Inc. (Health Care)*	10,523
92,865	China Cinda Asset Management Co. Ltd., Class H (Financials)	17,133
2,200	China CITIC Bank Corp. Ltd., Class A (Financials)	1,542

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
73,630	China CITIC Bank Corp. Ltd., Class H (Financials)	$ 32,013
1,600	China Coal Energy Co. Ltd., Class A (Energy)	846
16,675	China Coal Energy Co. Ltd., Class H (Energy)	4,001
2,100	China Communications Construction Co. Ltd., Class A (Industrials)	2,248
35,265	China Communications Construction Co. Ltd., Class H (Industrials)	22,430
19,045	China Communications Services Corp. Ltd., Class H (Industrials)	12,605
11,725	China Conch Venture Holdings Ltd. (Industrials)	52,642
4,500	China Construction Bank Corp., Class A (Financials)	4,001
747,615	China Construction Bank Corp., Class H (Financials)	587,405
800	China CSSC Holdings Ltd., Class A (Industrials)*	2,014
3,900	China Eastern Airlines Corp. Ltd., Class A (Industrials)*	2,265
10,535	China Eastern Airlines Corp. Ltd., Class H (Industrials)*	3,561
17,900	China Everbright Bank Co. Ltd., Class A (Financials)	9,519
58,145	China Everbright Bank Co. Ltd., Class H (Financials)	23,555
29,390	China Everbright International Ltd. (Industrials)	15,091
15,480	China Evergrande Group (Real Estate)	32,434
10,420	China Feihe Ltd. (Consumer Staples)*(a)	18,821
700	China Film Co. Ltd., Class A (Communication Services)	1,290
1,400	China Fortune Land Development Co. Ltd., Class A (Real Estate)	4,233
1,600	China Galaxy Securities Co. Ltd., Class A (Financials)	2,189
29,400	China Galaxy Securities Co. Ltd., Class H (Financials)*	14,110
2,200	China Gezhouba Group Co. Ltd., Class A (Industrials)	1,827

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,800	China Grand Automotive Services Group Co. Ltd., Class A (Consumer Discretionary)	$ 1,655
800	China Great Wall Securities Co. Ltd., Class A (Financials)	1,308
1,400	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)	2,683
19,800	China Hongqiao Group Ltd. (Materials)	8,711
53,390	China Huarong Asset Management Co. Ltd., Class H (Financials)(a)	5,442
12,360	China International Capital Corp. Ltd., Class H (Financials)*(a)	19,997
700	China International Marine Containers Group Co. Ltd., Class A (Industrials)	687
3,620	China International Marine Containers Group Co. Ltd., Class H (Industrials)	2,793
800	China International Travel Service Corp. Ltd., Class A (Consumer Discretionary)	11,304
46,660	China Jinmao Holdings Group Ltd. (Real Estate)	32,266
1,600	China Jushi Co. Ltd., Class A (Materials)	1,972
900	China Life Insurance Co. Ltd., Class A (Financials)	3,216
59,270	China Life Insurance Co. Ltd., Class H (Financials)	111,031
1,800	China Literature Ltd. (Communication Services)*(a)	10,183
25,020	China Longyuan Power Group Corp. Ltd., Class H (Utilities)*	12,169
21,345	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	76,281
9,800	China Merchants Bank Co. Ltd., Class A (Financials)	46,263
32,760	China Merchants Bank Co. Ltd., Class H (Financials)	153,424
2,800	China Merchants Energy Shipping Co. Ltd., Class A (Energy)	2,314
10,035	China Merchants Port Holdings Co. Ltd. (Industrials)	12,209
2,100	China Merchants Securities Co. Ltd., Class A (Financials)	4,866
1,275	China Merchants Securities Co. Ltd., Class H (Financials)(a)	1,255

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,900	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	$ 6,489
16,900	China Minsheng Banking Corp. Ltd., Class A (Financials)	13,422
55,965	China Minsheng Banking Corp. Ltd., Class H (Financials)	38,918
44,480	China Mobile Ltd. (Communication Services)	310,459
8,400	China Molybdenum Co. Ltd., Class A (Materials)	4,010
28,915	China Molybdenum Co. Ltd., Class H (Materials)	8,879
30,815	China National Building Material Co. Ltd., Class H (Materials)	34,588
2,300	China National Chemical Engineering Co. Ltd., Class A (Industrials)	1,785
5,600	China National Nuclear Power Co. Ltd., Class A (Utilities)	3,150
200	China National Software & Service Co. Ltd., Class A (Information Technology)*	2,189
1,700	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	2,409
500	China Oilfield Services Ltd., Class A (Energy)	875
14,430	China Oilfield Services Ltd., Class H (Energy)	12,548
38,360	China Overseas Land & Investment Ltd. (Real Estate)	116,797
2,900	China Pacific Insurance Group Co. Ltd., Class A (Financials)	11,447
22,105	China Pacific Insurance Group Co. Ltd., Class H (Financials)	60,745
10,700	China Petroleum & Chemical Corp., Class A (Energy)	6,183
184,525	China Petroleum & Chemical Corp., Class H (Energy)	85,466
5,500	China Railway Construction Corp. Ltd., Class A (Industrials)	6,641
15,035	China Railway Construction Corp. Ltd., Class H (Industrials)	13,442
9,000	China Railway Group Ltd., Class A (Industrials)	6,595

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
30,860	China Railway Group Ltd., Class H (Industrials)	$ 16,841
12,100	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)*(a)	5,339
49,500	China Reinsurance Group Corp., Class H (Financials)	5,173
12,350	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	65,407
17,390	China Resources Cement Holdings Ltd. (Materials)	21,830
6,385	China Resources Gas Group Ltd. (Utilities)	34,804
22,945	China Resources Land Ltd. (Real Estate)	90,436
13,180	China Resources Pharmaceutical Group Ltd. (Health Care)(a)	7,176
14,160	China Resources Power Holdings Co. Ltd. (Utilities)	16,405
1,800	China Shenhua Energy Co. Ltd., Class A (Energy)	4,115
27,070	China Shenhua Energy Co. Ltd., Class H (Energy)	49,453
10,900	China Shipbuilding Industry Co. Ltd., Class A (Industrials)	6,177
3,400	China Southern Airlines Co. Ltd., Class A (Industrials)	2,401
12,280	China Southern Airlines Co. Ltd., Class H (Industrials)	5,038
500	China Spacesat Co. Ltd., Class A (Industrials)*	2,248
20,000	China State Construction Engineering Corp. Ltd., Class A (Industrials)	13,958
14,125	China State Construction International Holdings Ltd. (Industrials)	8,711
11,555	China Taiping Insurance Holdings Co. Ltd. (Financials)	17,144
110,535	China Telecom Corp. Ltd., Class H (Communication Services)	36,650
294,820	China Tower Corp. Ltd., Class H (Communication Services)(a)	59,337
700	China TransInfo Technology Co. Ltd., Class A (Information Technology)*	2,165

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
48,900	China Unicom Hong Kong Ltd. (Communication Services)*	$ 28,327
13,900	China United Network Communications Ltd., Class A (Communication Services)	9,623
4,600	China Vanke Co. Ltd., Class A (Real Estate)	16,501
12,565	China Vanke Co. Ltd., Class H (Real Estate)	40,770
7,000	China Yangtze Power Co. Ltd., Class A (Utilities)	16,991
4,000	China Zheshang Bank Co. Ltd., Class A (Financials)*	2,155
4,300	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)	5,918
4,200	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)*	2,837
20,015	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	7,669
700	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	8,188
27,540	CIFI Holdings Group Co. Ltd. (Real Estate)	19,791
39,085	CITIC Ltd. (Industrials)	37,113
5,000	CITIC Securities Co. Ltd., Class A (Financials)	15,543
18,145	CITIC Securities Co. Ltd., Class H (Financials)	32,540
126,430	CNOOC Ltd. (Energy)	140,768
800	CNPC Capital Co. Ltd., Class A (Industrials)	1,085
1,000	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	20,314
1,500	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	1,359
10,320	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)	5,099
3,100	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)*	1,367
20,555	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)*	5,198

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
73,100	Country Garden Holdings Co. Ltd. (Real Estate)	$ 90,349
9,850	Country Garden Services Holdings Co. Ltd. (Industrials)*	46,130
11,600	CRRC Corp. Ltd., Class A (Industrials)	9,456
34,815	CRRC Corp. Ltd., Class H (Industrials)	16,260
700	CSC Financial Co. Ltd., Class A (Financials)	3,125
6,165	CSC Financial Co. Ltd., Class H (Financials)(a)	5,440
16,360	Dali Foods Group Co. Ltd. (Consumer Staples)(a)	10,385
6,000	Daqin Railway Co. Ltd., Class A (Industrials)	5,712
200	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)*	2,266
2,300	Datang International Power Generation Co. Ltd., Class A (Utilities)	668
600	Dawning Information Industry Co. Ltd., Class A (Information Technology)	3,117
1,400	DHC Software Co. Ltd., Class A (Information Technology)	2,109
300	Dong-E-E-Jiao Co. Ltd. (Health Care)	1,496
1,300	Dongfang Electric Corp. Ltd., Class A (Industrials)	1,590
22,745	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	14,261
1,300	Dongxing Securities Co. Ltd., Class A (Financials)	1,902
3,840	East Money Information Co. Ltd., Class A (Financials)	7,638
6,015	ENN Energy Holdings Ltd. (Utilities)	70,153
400	Eve Energy Co. Ltd., Class A (Industrials)*	3,625
1,800	Everbright Securities Co. Ltd., Class A (Financials)	2,746
1,300	Fangda Carbon New Material Co. Ltd., Class A (Industrials)*	1,706
800	FAW Jiefang Group Co. Ltd. (Consumer Discretionary)	1,124
500	Fiberhome Telecommunication Technologies Co. Ltd., Class A (Information Technology)	1,951

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
7,000	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	$ 4,827
700	Foshan Haitian Flavouring & Food Co. Ltd., Class A (Consumer Staples)	11,227
3,000	Founder Securities Co. Ltd., Class A (Financials)	2,898
4,300	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	8,049
500	Fujian Sunner Development Co. Ltd., Class A (Consumer Staples)	1,811
900	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)*	2,467
4,025	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(a)	8,828
500	Ganfeng Lithium Co. Ltd., Class A (Materials)	3,455
1,225	Ganfeng Lithium Co. Ltd., Class H (Materials)(a)	4,386
9,300	GD Power Development Co. Ltd., Class A (Utilities)	2,363
395	GDS Holdings Ltd. ADR (Information Technology)*	22,515
2,100	Gemdale Corp., Class A (Real Estate)	3,737
2,800	GF Securities Co. Ltd., Class A (Financials)	5,151
10,860	GF Securities Co. Ltd., Class H (Financials)	11,055
700	Giant Network Group Co. Ltd., Class A (Communication Services)	1,627
200	Gigadevice Semiconductor Beijing, Inc., Class A (Information Technology)	5,399
500	Glodon Co. Ltd., Class A (Information Technology)	4,002
1,500	GoerTek, Inc., Class A (Information Technology)	4,447
900	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)*	1,004
24,450	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)*	15,488
2,800	Gree Electric Appliances Inc of Zhuhai, Class A (Consumer Discretionary)	22,254
3,300	Greenland Holdings Corp. Ltd., Class A (Real Estate)	2,464

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,025	GSX Techedu, Inc. ADR (Consumer Discretionary)*	$ 32,144
700	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	4,729
22,335	Guangdong Investment Ltd. (Utilities)	43,973
900	Guangxi Guiguan Electric Power Co. Ltd., Class A (Utilities)	534
1,200	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	1,549
22,335	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)	18,356
900	Guangzhou Baiyun International Airport Co. Ltd., Class A (Industrials)	2,054
600	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	2,524
1,105	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care)	2,686
9,900	Guangzhou R&F Properties Co. Ltd., Class H (Real Estate)	12,223
300	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (Information Technology)*	3,817
600	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A (Financials)	977
1,900	Guosen Securities Co. Ltd., Class A (Financials)	2,832
3,500	Guotai Junan Securities Co. Ltd., Class A (Financials)	7,655
6,800	Guotai Junan Securities Co. Ltd., Class H (Financials)(a)	8,931
1,600	Guoyuan Securities Co. Ltd., Class A (Financials)	1,775
3,380	Haidilao International Holding Ltd. (Consumer Discretionary)*(a)	16,331
3,000	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	6,930
3,800	Haitong Securities Co. Ltd., Class A (Financials)	6,126
23,410	Haitong Securities Co. Ltd., Class H (Financials)	17,699
200	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)*	849

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
4,100	Hangzhou Hikvision Digital Technology Co. Ltd., Class A (Information Technology)	$ 15,721
400	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)*	1,900
300	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)	3,553
6,150	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)*(a)	26,699
1,000	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)*	5,522
5,090	Hengan International Group Co. Ltd. (Consumer Staples)	41,568
2,300	Hengli Petrochemical Co. Ltd., Class A (Materials)	4,469
900	Hengtong Optic-electric Co. Ltd., Class A (Information Technology)	2,063
1,690	Hengyi Petrochemical Co. Ltd., Class A (Materials)	2,158
5,000	Hesteel Co. Ltd., Class A (Materials)	1,403
200	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	2,995
800	HLA Corp. Ltd., Class A (Consumer Discretionary)*	680
500	Hongta Securities Co. Ltd., Class A (Financials)*	1,360
3,800	Huadian Power International Corp. Ltd., Class A (Utilities)	1,936
12,995	Huadian Power International Corp. Ltd., Class H (Utilities)	3,990
800	Huadong Medicine Co. Ltd., Class A (Health Care)	2,529
800	Hualan Biological Engineering, Inc., Class A (Health Care)	4,598
2,300	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	1,153
3,200	Huaneng Power International, Inc., Class A (Utilities)	1,934
33,550	Huaneng Power International, Inc., Class H (Utilities)	12,466
3,500	Huatai Securities Co. Ltd., Class A (Financials)	8,442

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
12,555	Huatai Securities Co. Ltd., Class H (Financials)(a)	$ 19,664
1,200	Huaxi Securities Co. Ltd., Class A (Financials)	1,663
5,600	Huaxia Bank Co. Ltd., Class A (Financials)	4,979
1,700	Huaxin Cement Co. Ltd., Class A (Materials)	5,897
1,500	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	4,010
1,160	Huazhu Group Ltd. ADR (Consumer Discretionary)	39,231
2,000	Hubei Biocause Pharmaceutical Co. Ltd., Class A (Financials)	1,365
300	Hundsun Technologies, Inc., Class A (Information Technology)*	4,410
515	HUYA, Inc. ADR (Communication Services)*	7,993
1,000	Iflytek Co. Ltd., Class A (Information Technology)	4,460
46,200	Industrial & Commercial Bank of China Ltd., Class A (Financials)	33,018
622,300	Industrial & Commercial Bank of China Ltd., Class H (Financials)	401,432
9,900	Industrial Bank Co. Ltd., Class A (Financials)	22,248
3,200	Industrial Securities Co. Ltd., Class A (Financials)	2,542
21,700	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)	3,332
3,800	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)	1,315
2,800	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)*	11,119
5,785	Innovent Biologics, Inc. (Health Care)*(a)	31,571
600	Inspur Electronic Information Industry Co. Ltd., Class A (Information Technology)	3,227
1,070	iQIYI, Inc. ADR (Communication Services)*	17,751
380	Jafron Biomedical Co. Ltd., Class A (Health Care)	3,342

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
7,350	JD.com, Inc. ADR (Consumer Discretionary)*	$ 399,325
700	Jiangsu Expressway Co. Ltd., Class A (Industrials)	983
9,735	Jiangsu Expressway Co. Ltd., Class H (Industrials)	11,467
500	Jiangsu Guoxin Corp. Ltd., Class A (Utilities)*	432
200	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	2,054
2,520	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	27,683
500	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Consumer Staples)*	2,559
400	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A (Consumer Staples)	5,891
400	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	1,738
1,700	Jiangsu Zhongnan Construction Group Co. Ltd., Class A (Real Estate)	1,867
1,400	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)	2,267
900	Jiangxi Copper Co. Ltd., Class A (Materials)	1,602
9,060	Jiangxi Copper Co. Ltd., Class H (Materials)	8,299
1,200	Jiangxi Zhengbang Technology Co. Ltd., Class A (Consumer Staples)	2,595
2,500	Jinke Properties Group Co. Ltd., Class A (Real Estate)	2,687
800	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	2,010
300	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Consumer Staples)	2,303
395	JOYY, Inc. ADR (Communication Services)*	24,115
29,250	Kunlun Energy Co. Ltd. (Utilities)	17,925
500	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	95,377
9,420	KWG Group Holdings Ltd. (Real Estate)*	13,150
8,580	Legend Holdings Corp., Class H (Information Technology)(a)	10,383

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
54,060	Lenovo Group Ltd. (Information Technology)	$ 29,363
1,600	Lens Technology Co. Ltd., Class A (Information Technology)	3,640
800	Lepu Medical Technology Beijing Co. Ltd., Class A (Health Care)	3,901
17,205	Li Ning Co. Ltd. (Consumer Discretionary)	57,713
2,600	Lingyi iTech Guangdong Co., Class A (Information Technology)*	3,274
200	Livzon Pharmaceutical Group, Inc., Class A (Health Care)	1,112
1,245	Livzon Pharmaceutical Group, Inc., Class H (Health Care)	5,003
9,875	Logan Property Holdings Co. Ltd. (Real Estate)	14,702
800	Lomon Billions Group Co. Ltd., Class A (Materials)	1,744
15,300	Longfor Group Holdings Ltd. (Real Estate)(a)	69,285
1,800	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	8,143
2,500	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	15,529
700	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	8,335
2,800	Maanshan Iron & Steel Co. Ltd., Class A (Materials)	1,024
6,665	Maanshan Iron & Steel Co. Ltd., Class H (Materials)	1,909
700	Mango Excellent Media Co. Ltd., Class A (Communication Services)*	5,179
1,800	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)	2,952
17,605	Meituan Dianping, Class B (Consumer Discretionary)*	333,203
8,500	Metallurgical Corp. of China Ltd., Class A (Industrials)	2,966
22,870	Metallurgical Corp. of China Ltd., Class H (Industrials)	3,541
1,285	Momo, Inc. ADR (Communication Services)	24,929

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,000	Muyuan Foodstuff Co. Ltd., Class A (Consumer Staples)	$ 16,776
200	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A (Health Care)	1,745
1,500	Nanjing Securities Co. Ltd., Class A (Financials)	2,879
1,900	NARI Technology Co. Ltd., Class A (Industrials)	4,909
200	NAURA Technology Group Co. Ltd., Class A (Information Technology)	4,243
900	NavInfo Co. Ltd., Class A (Consumer Discretionary)	1,860
605	NetEase, Inc. ADR (Communication Services)	231,654
800	New China Life Insurance Co. Ltd., Class A (Financials)	4,885
7,715	New China Life Insurance Co. Ltd., Class H (Financials)	23,988
2,000	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)	7,822
1,265	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	151,749
500	Ninestar Corp., Class A (Information Technology)	1,919
3,300	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)*	1,566
1,400	Oceanwide Holdings Co. Ltd., Class A (Real Estate)	662
900	Offcn Education Technology Co. Ltd., Class A (Consumer Discretionary)	3,693
1,300	OFILM Group Co. Ltd., Class A (Information Technology)*	2,573
100	Oppein Home Group, Inc., Class A (Consumer Discretionary)	1,690
2,800	Orient Securities Co. Ltd., Class A (Financials)	3,584
6,520	Orient Securities Co. Ltd., Class H (Financials)(a)	3,121
1,600	Oriental Pearl Group Co. Ltd., Class A (Communication Services)	2,233

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,900	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	$ 1,647
65,325	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	19,637
600	Perfect World Co. Ltd., Class A (Communication Services)	3,681
7,800	PetroChina Co. Ltd., Class A (Energy)	4,627
165,725	PetroChina Co. Ltd., Class H (Energy)	56,874
100	Pharmaron Beijing Co. Ltd., Class A (Health Care)	970
660	Pharmaron Beijing Co. Ltd., Class H (Health Care)*(a)	5,356
54,955	PICC Property & Casualty Co. Ltd., Class H (Financials)	47,574
1,305	Pinduoduo, Inc. ADR (Consumer Discretionary)*	87,265
9,200	Ping An Bank Co. Ltd., Class A (Financials)	16,694
3,150	Ping An Healthcare and Technology Co. Ltd. (Health Care)*(a)	41,493
5,100	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	50,337
45,095	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	445,074
5,700	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)	11,425
900	Poly Property Development Co. Ltd., Class H (Real Estate)*	10,160
5,700	Postal Savings Bank of China Co. Ltd., Class A (Financials)*	4,042
90,350	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	57,467
6,500	Power Construction Corp. of China Ltd., Class A (Industrials)	3,094
400	Red Star Macalline Group Corp. Ltd., Class A (Real Estate)	572
2,000	RiseSun Real Estate Development Co. Ltd., Class A (Real Estate)	2,175
1,900	Rongsheng Petro Chemical Co. Ltd., Class A (Materials)	3,079
2,800	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	7,004

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,900	Sanan Optoelectronics Co. Ltd., Class A (Information Technology)	$ 6,169
100	Sangfor Technologies, Inc., Class A (Information Technology)	2,625
1,100	Sansteel Minguang Co. Ltd. Fujian, Class A (Materials)*	1,036
4,000	Sany Heavy Industry Co. Ltd., Class A (Industrials)	10,234
1,400	SDIC Capital Co. Ltd., Class A (Financials)	2,329
3,200	SDIC Power Holdings Co. Ltd., Class A (Utilities)	3,372
15,645	Seazen Group Ltd. (Real Estate)*	14,472
1,000	Seazen Holdings Co. Ltd., Class A (Real Estate)*	4,369
30,955	Semiconductor Manufacturing International Corp. (Information Technology)*	67,254
800	SF Holding Co. Ltd., Class A (Industrials)	5,090
3,200	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	3,203
1,200	Shandong Gold Mining Co. Ltd., Class A (Materials)	6,214
2,800	Shandong Gold Mining Co. Ltd., Class H (Materials)(a)	8,272
18,250	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	31,927
1,100	Shanghai Baosight Software Co. Ltd., Class A (Information Technology)	8,689
3,800	Shanghai Electric Group Co. Ltd., Class A (Industrials)	2,313
21,260	Shanghai Electric Group Co. Ltd., Class H (Industrials)	5,870
900	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,863
4,075	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)	12,933
400	Shanghai International Airport Co. Ltd., Class A (Industrials)	4,042
3,900	Shanghai International Port Group Co. Ltd., Class A (Industrials)	2,205
400	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)*	1,132

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
5,200	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (Real Estate)	$ 8,260
400	Shanghai M&G Stationery, Inc., Class A (Industrials)	3,112
900	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	2,236
6,635	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	10,495
14,000	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	20,655
2,100	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)*	2,407
1,800	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	2,078
1,700	Shanxi Meijin Energy Co. Ltd., Class A (Energy)*	1,485
2,700	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	1,240
300	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	5,365
1,000	Shengyi Technology Co. Ltd., Class A (Information Technology)	3,741
140	Shennan Circuits Co. Ltd., Class A (Information Technology)	2,951
9,600	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)*	5,789
100	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)	3,022
300	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)	889
800	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	3,834
8,445	Shenzhen International Holdings Ltd. (Industrials)	14,099
300	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Health Care)	6,114
400	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	15,566
3,900	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Consumer Discretionary)*	3,179

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
400	Shenzhen Sunway Communication Co. Ltd., Class A (Information Technology)*	$ 2,178
6,010	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	71,452
1,500	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	1,859
600	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	1,717
1,400	Sinolink Securities Co. Ltd., Class A (Financials)	1,923
2,500	Sinopec Oilfield Service Corp., Class A (Energy)*	590
2,100	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)	1,044
26,160	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)	6,446
10,685	Sinopharm Group Co. Ltd., Class H (Health Care)	26,275
2,500	Sinotrans Ltd., Class A (Industrials)	1,148
16,230	Sinotrans Ltd., Class H (Industrials)	3,350
5,275	Sinotruk Hong Kong Ltd. (Industrials)	12,808
1,080	Songcheng Performance Development Co. Ltd., Class A (Consumer Discretionary)	2,756
1,800	SooChow Securities Co. Ltd., Class A (Financials)	1,892
400	Spring Airlines Co. Ltd., Class A (Industrials)*	2,002
500	STO Express Co. Ltd., Class A (Industrials)*	1,267
20,085	Sunac China Holdings Ltd. (Real Estate)	84,087
4,000	Suning.com Co. Ltd., Class A (Consumer Discretionary)	4,897
5,335	Sunny Optical Technology Group Co. Ltd. (Information Technology)	70,482
700	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	2,280
1,200	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A (Industrials)	1,327
3,005	TAL Education Group ADR (Consumer Discretionary)*	169,662

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
700	Tasly Pharmaceutical Group Co. Ltd., Class A (Health Care)	$ 1,442
1,700	TBEA Co. Ltd., Class A (Industrials)	1,630
6,400	TCL Technology Group Corp., Class A (Consumer Discretionary)	4,663
45,765	Tencent Holdings Ltd. (Communication Services)	2,423,166
5,065	Tencent Music Entertainment Group ADR (Communication Services)*	65,440
3,100	Tianfeng Securities Co. Ltd., Class A (Financials)	2,367
1,300	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A (Information Technology)	3,185
900	Tianma Microelectronics Co. Ltd., Class A (Information Technology)	1,702
700	Tianqi Lithium Corp., Class A (Materials)	1,943
14,610	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	25,107
200	Toly Bread Co. Ltd., Class A (Consumer Staples)*	1,402
4,555	Tongcheng-Elong Holdings Ltd. (Consumer Discretionary)*	8,169
900	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (Health Care)	1,990
800	Tongkun Group Co. Ltd., Class A (Materials)*	1,367
2,000	Tongwei Co. Ltd., Class A (Consumer Staples)	3,825
100	Topchoice Medical Corp., Class A (Health Care)*	1,980
8,440	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	11,978
1,200	Transfar Zhilian Co. Ltd., Class A (Materials)	953
7,425	TravelSky Technology Ltd., Class H (Information Technology)	14,906
4,210	Trip.com Group Ltd. ADR (Consumer Discretionary)*	111,860
300	Tsingtao Brewery Co. Ltd., Class A (Consumer Staples)	2,650
3,015	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	20,869

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,600	Tunghsu Optoelectronic Technology Co. Ltd., Class A (Information Technology)	$ 1,005
10,070	Uni-President China Holdings Ltd. (Consumer Staples)	10,419
900	Unisplendour Corp. Ltd., Class A (Information Technology)*	4,808
500	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)*	1,209
400	Venustech Group, Inc., Class A (Information Technology)	2,189
4,275	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	74,128
700	Walvax Biotechnology Co. Ltd., Class A (Health Care)	4,094
900	Wanda Film Holding Co. Ltd., Class A (Communication Services)*	2,029
1,100	Wangsu Science & Technology Co. Ltd., Class A (Information Technology)*	1,196
1,500	Wanhua Chemical Group Co. Ltd., Class A (Materials)	9,732
38,570	Want Want China Holdings Ltd. (Consumer Staples)	27,717
510	Weibo Corp. ADR (Communication Services)*	15,693
2,800	Weichai Power Co. Ltd., Class A (Industrials)	5,096
15,480	Weichai Power Co. Ltd., Class H (Industrials)	26,802
2,500	Wens Foodstuffs Group Co. Ltd., Class A (Consumer Staples)	9,223
1,600	Western Securities Co. Ltd., Class A (Financials)	1,778
300	Will Semiconductor Ltd., Class A (Information Technology)	7,687
700	Winning Health Technology Group Co. Ltd., Class A (Health Care)	2,278
300	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)*	1,926
1,000	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	4,746

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,800	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	$ 37,235
800	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	2,616
600	WuXi AppTec Co. Ltd., Class A (Health Care)	8,919
1,680	WuXi AppTec Co. Ltd., Class H (Health Care)(a)	17,773
6,195	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	97,349
400	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Information Technology)	2,345
3,700	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	3,032
49,945	Xiaomi Corp., Class B (Information Technology)*(a)	77,453
4,100	Xinhu Zhongbao Co. Ltd., Class A (Real Estate)	1,711
1,600	Xinjiang Goldwind Science & Technology Co. Ltd., Class A (Industrials)	2,117
6,160	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (Industrials)	5,547
28,460	Xinyi Solar Holdings Ltd. (Information Technology)	20,672
1,900	Yango Group Co. Ltd., Class A (Real Estate)*	1,721
1,000	Yanzhou Coal Mining Co. Ltd., Class A (Energy)	1,179
11,800	Yanzhou Coal Mining Co. Ltd., Class H (Energy)	9,013
200	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	2,512
140	Yifeng Pharmacy Chain Co. Ltd., Class A (Consumer Staples)	1,540
3,350	Yihai International Holding Ltd. (Consumer Staples)*	29,930
4,500	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)	5,854
1,430	Yonyou Network Technology Co. Ltd., Class A (Information Technology)	6,966
900	YTO Express Group Co. Ltd., Class A (Industrials)	1,656

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
700	Yunda Holding Co. Ltd., Class A (Industrials)	$ 3,261
500	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	6,154
300	Yunnan Energy New Material Co. Ltd. (Materials)	2,483
200	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	4,096
1,700	Zhejiang Century Huatong Group Co. Ltd., Class A (Communication Services)	3,180
1,000	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	3,550
1,400	Zhejiang Dahua Technology Co. Ltd., Class A (Information Technology)	2,908
11,420	Zhejiang Expressway Co. Ltd., Class H (Industrials)	8,030
600	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)*	2,243
500	Zhejiang Huayou Cobalt Co. Ltd., Class A (Materials)	2,266
1,500	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	2,550
1,000	Zhejiang NHU Co. Ltd., Class A (Health Care)	3,531
1,300	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Industrials)*	4,056
700	Zhejiang Semir Garment Co. Ltd., Class A (Consumer Discretionary)	674
100	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	945
1,000	Zhengzhou Yutong Bus Co. Ltd., Class A (Industrials)	1,689
1,200	Zheshang Securities Co. Ltd., Class A (Financials)	1,650
3,170	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(a)	11,186
300	Zhongji Innolight Co. Ltd., Class A (Information Technology)	2,386
4,030	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	20,693
3,300	Zhongtian Financial Group Co. Ltd., Class A (Real Estate)	1,423

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
4,360	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Industrials)	$ 11,278
9,300	Zijin Mining Group Co. Ltd., Class A (Materials)	4,907
45,570	Zijin Mining Group Co. Ltd., Class H (Materials)*	18,226
3,100	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	2,756
11,015	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)	9,024
1,800	ZTE Corp., Class A (Information Technology)*	9,058
6,015	ZTE Corp., Class H (Information Technology)*	15,210
4,400	ZTO Express Cayman, Inc. ADR (Industrials)	143,528

		15,791,468

Colombia – 0.1%
2,185	Bancolombia SA (Financials)	14,712
28,460	Ecopetrol SA (Energy)	15,254
1,910	Grupo de Inversiones Suramericana SA (Financials)	9,362
10,295	Grupo Energia Bogota SA ESP (Utilities)	6,045
3,275	Interconexion Electrica SA ESP (Utilities)	17,288

		62,661

Czech Republic – 0.1%
1,270	CEZ AS (Utilities)	24,953
550	Komercni banka AS (Financials)*	11,795
3,950	Moneta Money Bank AS (Financials)(a)	8,748

		45,496

Egypt – 0.2%
11,700	Commercial International Bank Egypt SAE (Financials)	46,114
7,780	Eastern Co. SAE (Consumer Staples)	6,107
3,105	Egypt Kuwait Holding Co. SAE (Materials)	3,074
5,525	Egyptian Financial Group-Hermes Holding Co. (Financials)	3,710

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Egypt – (continued)
5,625	ElSewedy Electric Co. (Industrials)	$ 2,635
8,020	Talaat Moustafa Group (Real Estate)	2,554
2,715	Telecom Egypt Co. (Communication Services)	1,849

		66,043

Greece – 0.2%
10,040	Alpha Bank AE (Financials)*	6,198
19,730	Eurobank Ergasias Services and Holdings SA (Financials)*	8,340
1,870	Hellenic Telecommunications Organization SA (Communication Services)	26,334
830	JUMBO SA (Consumer Discretionary)	15,067
550	LAMDA Development SA (Real Estate)*	3,824
515	Motor Oil Hellas Corinth Refineries SA (Energy)	8,593
835	Mytilineos SA (Industrials)	6,613
4,345	National Bank of Greece SA (Financials)*	5,843
1,640	OPAP SA (Consumer Discretionary)	15,324

		96,136

Hungary – 0.3%
3,760	MOL Hungarian Oil & Gas PLC (Energy)	23,790
1,720	OTP Bank Nyrt (Financials)*	57,285
1,110	Richter Gedeon Nyrt (Health Care)	24,278

		105,353

India – 7.9%
340	ABB India Ltd. (Industrials)*	3,347
360	ACC Ltd. (Materials)	6,047
4,735	Adani Ports & Special Economic Zone Ltd. (Industrials)	20,276
200	Alkem Laboratories Ltd. (Health Care)	5,985
4,700	Ambuja Cements Ltd. (Materials)	11,906
2,295	Asian Paints Ltd. (Materials)	51,083
2,035	Aurobindo Pharma Ltd. (Health Care)	20,067
1,240	Avenue Supermarts Ltd. (Consumer Staples)*(a)	37,214
16,625	Axis Bank Ltd. (Financials)	84,635
550	Bajaj Auto Ltd. (Consumer Discretionary)	19,715
1,440	Bajaj Finance Ltd. (Financials)	37,204

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
305	Bajaj Finserv Ltd. (Financials)	$ 17,767
160	Bajaj Holdings & Investment Ltd. (Financials)	4,233
3,075	Bandhan Bank Ltd. (Financials)(a)	8,871
7,360	Bank of Baroda (Financials)*	3,791
1,855	Berger Paints India Ltd. (Materials)	12,064
4,660	Bharat Electronics Ltd. (Industrials)	4,265
7,105	Bharat Petroleum Corp. Ltd. (Energy)	32,210
14,960	Bharti Airtel Ltd. (Communication Services)*	109,327
2,655	Bharti Infratel Ltd. (Communication Services)	8,074
2,295	Biocon Ltd. (Health Care)	10,765
55	Bosch Ltd. (Consumer Discretionary)	7,071
425	Britannia Industries Ltd. (Consumer Staples)	18,991
1,955	Cadila Healthcare Ltd. (Health Care)	8,909
2,570	Cipla Ltd. (Health Care)	22,029
11,780	Coal India Ltd. (Energy)	22,013
515	Colgate-Palmolive India Ltd. (Consumer Staples)	9,477
1,650	Container Corp. Of India Ltd. (Industrials)	8,207
4,220	Dabur India Ltd. (Consumer Staples)	26,032
630	Divi’s Laboratories Ltd. (Health Care)	19,913
4,735	DLF Ltd. (Real Estate)	9,434
645	Dr. Reddy’s Laboratories Ltd. (Health Care)	34,727
105	Eicher Motors Ltd. (Consumer Discretionary)	22,979
6,000	Embassy Office Parks REIT (Real Estate)	26,239
8,620	GAIL India Ltd. (Utilities)	10,528
2,745	Godrej Consumer Products Ltd. (Consumer Staples)	23,008
2,570	Grasim Industries Ltd. (Materials)	20,025
1,820	Havells India Ltd. (Industrials)	11,944
8,305	HCL Technologies Ltd. (Information Technology)	60,435
290	HDFC Asset Management Co. Ltd. (Financials)(a)	9,682
3,855	HDFC Life Insurance Co. Ltd. (Financials)*(a)	26,673

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
390	Hero MotoCorp Ltd. (Consumer Discretionary)	$ 12,176
7,155	Hindalco Industries Ltd. (Materials)	13,138
4,855	Hindustan Petroleum Corp. Ltd. (Energy)	12,491
5,650	Hindustan Unilever Ltd. (Consumer Staples)	153,724
12,310	Housing Development Finance Corp. Ltd. (Financials)	270,062
12,630	ICICI Bank Ltd. (Financials)	55,445
1,220	ICICI Lombard General Insurance Co. Ltd. (Financials)(a)	20,986
2,745	ICICI Prudential Life Insurance Co. Ltd. (Financials)(a)	14,270
15,110	Indian Oil Corp. Ltd. (Energy)	16,626
1,670	Indraprastha Gas Ltd. (Utilities)	10,427
470	Info Edge India Ltd. (Communication Services)	16,681
25,735	Infosys Ltd. (Information Technology)	235,173
715	InterGlobe Aviation Ltd. (Industrials)(a)	9,130
23,500	ITC Ltd. (Consumer Staples)*	61,332
7,575	JSW Steel Ltd. (Materials)	18,453
1,030	Kansai Nerolac Paints Ltd. (Materials)	4,953
285	Larsen & Toubro Infotech Ltd. (Information Technology)(a)	6,780
2,680	Larsen & Toubro Ltd. (Industrials)	33,041
1,695	Lupin Ltd. (Health Care)	19,497
4,850	Mahindra & Mahindra Ltd. (Consumer Discretionary)	27,987
3,600	Marico Ltd. (Consumer Staples)	16,368
960	Maruti Suzuki India Ltd. (Consumer Discretionary)	71,233
6,035	Motherson Sumi Systems Ltd. (Consumer Discretionary)	7,606
10	MRF Ltd. (Consumer Discretionary)	7,818
765	Muthoot Finance Ltd. (Financials)	8,727
185	Nestle India Ltd. (Consumer Staples)	42,915
19,200	NHPC Ltd. (Utilities)	4,977
4,260	NMDC Ltd. (Materials)	4,572
18,910	NTPC Ltd. (Utilities)	24,470
19,845	Oil & Natural Gas Corp. Ltd. (Energy)	21,835
145	Oracle Financial Services Software Ltd. (Information Technology)	4,778

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
40	Page Industries Ltd. (Consumer Discretionary)	$ 9,980
4,780	Petronet LNG Ltd. (Energy)	15,965
970	Pidilite Industries Ltd. (Materials)	18,837
870	Piramal Enterprises Ltd. (Health Care)	11,134
5,045	Power Finance Corp. Ltd. (Financials)	5,017
12,500	Power Grid Corp. of India Ltd. (Utilities)	26,044
6,330	Punjab National Bank (Financials)*	2,239
650	Rajesh Exports Ltd. (Consumer Discretionary)	4,192
5,505	REC Ltd. (Financials)	6,447
21,280	Reliance Industries Ltd. (Energy)	412,113
1,910	SBI Life Insurance Co. Ltd. (Financials)*(a)	19,415
70	Shree Cement Ltd. (Materials)	19,308
575	Siemens Ltd. (Industrials)	8,283
14,220	State Bank of India (Financials)*	30,333
7,230	Sun Pharmaceutical Industries Ltd. (Health Care)	45,345
7,150	Tata Consultancy Services Ltd. (Information Technology)	186,498
2,555	Tata Consumer Products Ltd. (Consumer Staples)*	12,397
8,610	Tata Motors Ltd. (Consumer Discretionary)*	9,906
3,035	Tata Motors Ltd., Class A (Consumer Discretionary)*	1,449
2,155	Tata Steel Ltd. (Materials)	8,413
3,695	Tech Mahindra Ltd. (Information Technology)	25,921
1,005	Titan Co. Ltd. (Consumer Discretionary)	11,829
325	Torrent Pharmaceuticals Ltd. (Health Care)	10,154
845	UltraTech Cement Ltd. (Materials)	43,636
520	United Breweries Ltd. (Consumer Staples)	6,581
2,380	United Spirits Ltd. (Consumer Staples)*	18,699
4,385	UPL Ltd. (Materials)*	23,535
13,325	Vedanta Ltd. (Materials)	16,247
9,305	Wipro Ltd. (Information Technology)	26,186
73,975	Yes Bank Ltd. (Financials)	26,267

		3,197,203

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Indonesia – 1.5%
115,255	Adaro Energy Tbk PT (Energy)	$ 8,678
160,705	Astra International Tbk PT (Consumer Discretionary)	52,468
84,650	Bank Central Asia Tbk PT (Financials)	150,354
148,600	Bank Mandiri Persero Tbk PT (Financials)	45,465
59,350	Bank Negara Indonesia Persero Tbk PT (Financials)	15,558
424,810	Bank Rakyat Indonesia Persero Tbk PT (Financials)	85,776
190,630	Barito Pacific Tbk PT (Materials)*	17,615
11,690	Chandra Asri Petrochemical Tbk PT (Materials)	5,861
58,080	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)	22,958
3,645	Gudang Garam Tbk PT (Consumer Staples)	12,162
20,370	Indah Kiat Pulp & Paper Corp. Tbk PT (Materials)	7,320
14,370	Indocement Tunggal Prakarsa Tbk PT (Materials)*	11,901
18,080	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	10,086
34,910	Indofood Sukses Makmur Tbk PT (Consumer Staples)	13,739
159,625	Kalbe Farma Tbk PT (Health Care)	15,460
23,145	Semen Indonesia Persero Tbk PT (Materials)	15,525
377,995	Telekomunikasi Indonesia Persero Tbk PT (Communication Services)	81,498
45,600	Unilever Indonesia Tbk PT (Consumer Staples)	24,189
12,000	United Tractors Tbk PT (Energy)	12,895
28,780	XL Axiata Tbk PT (Communication Services)*	5,102

		614,610

Kuwait – 0.8%
6,085	Agility Public Warehousing Co. KSC (Industrials)*	13,103
7,325	Boubyan Bank KSCP (Financials)	12,163
49,710	Kuwait Finance House KSCP (Financials)	100,597

Shares	Description	Value

Common Stocks – (continued)
Kuwait – (continued)
32,720	Mobile Telecommunications Co. KSC (Communication Services)	$ 55,922
53,620	National Bank of Kuwait SAKP (Financials)	134,767

		316,552

Luxembourg – 0.0%
1,205	Reinet Investments SCA (Financials)	18,797

Mexico – 2.0%
40,075	Alfa SAB de CV, Class A (Industrials)	21,260
237,285	America Movil SAB de CV, Series L (Communication Services)	158,799
3,090	Arca Continental SAB de CV (Consumer Staples)	13,811
4,365	Becle SAB de CV (Consumer Staples)*	7,574
118,285	Cemex SAB de CV, Series CPO (Materials)	28,062
4,185	Coca-Cola Femsa SAB de CV (Consumer Staples)	18,304
1,575	El Puerto de Liverpool SAB de CV (Consumer Discretionary)	3,949
27,880	Fibra Uno Administracion SA de CV REIT (Real Estate)	21,304
17,215	Fomento Economico Mexicano SAB de CV (Consumer Staples)	116,656
4,605	GMexico Transportes SAB de CV (Industrials)(a)	5,198
1,505	Gruma SAB de CV, Class B (Consumer Staples)	14,967
2,865	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)	18,952
1,045	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	10,792
11,885	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	18,620
3,900	Grupo Carso SAB de CV, Series A1 (Industrials)	8,810
505	Grupo Elektra SAB DE CV (Financials)	30,122
22,970	Grupo Financiero Banorte SAB de CV, Class O (Financials)	69,803
17,550	Grupo Financiero Inbursa SAB de CV, Class O (Financials)*	12,054

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
28,550	Grupo Mexico SAB de CV, Series B (Materials)	$ 61,255
22,935	Grupo Televisa SAB, Series CPO (Communication Services)*	27,226
985	Industrias Penoles SAB de CV (Materials)	9,386
4,105	Infraestructura Energetica Nova SAB de CV (Utilities)	11,675
12,780	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	19,878
8,295	Orbia Advance Corp. SAB de CV (Materials)	12,197
41,015	Wal-Mart de Mexico SAB de CV (Consumer Staples)	102,585

		823,239

Pakistan – 0.1%
2,495	Engro Corp. Ltd./Pakistan (Materials)	4,475
5,580	Habib Bank Ltd. (Financials)	3,305
7,190	Hub Power Co. Ltd. (The) (Utilities)*	3,456
1,615	Lucky Cement Ltd. (Materials)	4,571
5,130	Oil & Gas Development Co. Ltd. (Energy)	3,615
5,450	Pakistan Petroleum Ltd. (Energy)	3,141
3,830	United Bank Ltd. (Financials)	2,262

		24,825

Peru – 0.2%
380	Credicorp Ltd. (Financials)	52,372
245	InRetail Peru Corp. (Consumer Staples)(a)	7,524
265	Intercorp Financial Services, Inc. (Financials)	6,569

		66,465

Philippines – 0.8%
18,000	Aboitiz Equity Ventures, Inc. (Industrials)	15,255
11,000	Aboitiz Power Corp. (Utilities)	6,041
2,000	Ayala Corp. (Industrials)	29,534
47,000	Ayala Land, Inc. (Real Estate)	29,712
14,400	Bank of the Philippine Islands (Financials)	18,860
13,950	BDO Unibank, Inc. (Financials)	27,668

Shares	Description	Value

Common Stocks – (continued)
Philippines – (continued)
225	Globe Telecom, Inc. (Communication Services)	$ 10,197
6,400	International Container Terminal Services, Inc. (Industrials)	11,088
23,000	JG Summit Holdings, Inc. (Industrials)	22,173
3,500	Jollibee Foods Corp. (Consumer Discretionary)	7,516
1,900	Manila Electric Co. (Utilities)	10,622
14,500	Metropolitan Bank & Trust Co. (Financials)	10,083
675	PLDT, Inc. (Communication Services)	17,002
1,900	SM Investments Corp. (Industrials)*	34,344
83,000	SM Prime Holdings, Inc. (Real Estate)*	49,436
7,000	Universal Robina Corp. (Consumer Staples)	18,115

		317,646

Qatar – 0.9%
15,795	Commercial Bank PSQC (The) (Financials)	16,029
23,610	Industries Qatar QSC (Industrials)	51,033
29,275	Masraf Al Rayan QSC (Financials)	31,518
34,565	Mesaieed Petrochemical Holding Co. (Materials)	19,025
8,825	Ooredoo QPSC (Communication Services)	15,267
4,295	Qatar Electricity & Water Co. QSC (Utilities)	17,600
3,880	Qatar Fuel QSC (Energy)	17,050
9,220	Qatar Islamic Bank (Financials)	38,997
35,365	Qatar National Bank QPSC (Financials)	171,726

		378,245

Russia – 3.7%
24,600	Alrosa PJSC (Materials)	22,984
2,765	Gazprom Neft PJSC (Energy)	13,034
93,815	Gazprom PJSC (Energy)	265,543
3,335	LUKOIL PJSC (Energy)	247,500
535	MMC Norilsk Nickel PJSC (Materials)	167,450
8,260	Mobile TeleSystems PJSC (Communication Services)	37,417
2,905	Novatek PJSC (Energy)	42,341
7,640	Novolipetsk Steel PJSC (Materials)	14,899

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Russia – (continued)
190	Polyus PJSC (Materials)	$ 31,396
8,950	Rosneft Oil Co. PJSC (Energy)	47,663
85,955	Sberbank of Russia PJSC (Financials)	243,965
1,535	Severstal PAO (Materials)	20,308
283,410	Surgutneftegas PJSC (Energy)	158,914
11,160	Tatneft PJSC (Energy)	84,046
34,115,870	VTB Bank PJSC (Financials)	17,536
2,260	Yandex NV, Class A (Communication Services)*	90,642

		1,505,638

Saudi Arabia – 3.1%
845	Advanced Petrochemical Co. (Materials)	10,896
9,760	Al Rajhi Bank (Financials)	145,978
7,805	Alinma Bank (Financials)*	30,493
3,330	Almarai Co. JSC (Consumer Staples)	43,469
1,305	Arabian Centres Co. Ltd. (Real Estate)	7,523
2,825	Bank AlBilad (Financials)	16,330
4,705	Banque Saudi Fransi (Financials)	37,252
495	Bupa Arabia for Cooperative Insurance Co. (Financials)	14,886
4,215	Dar Al Arkan Real Estate Development Co. (Real Estate)*	7,673
3,005	Etihad Etisalat Co. (Communication Services)*	20,713
470	Jarir Marketing Co. (Consumer Discretionary)	16,986
10,790	National Commercial Bank (Financials)	107,397
2,615	National Industrialization Co. (Materials)*	6,848
1,740	Rabigh Refining & Petrochemical Co. (Energy)*	6,252
11,710	Riyad Bank (Financials)	51,110
7,805	Samba Financial Group (Financials)	48,938
1,595	Saudi Arabian Fertilizer Co. (Materials)	32,049
3,215	Saudi Arabian Mining Co. (Materials)*	28,706
23,920	Saudi Arabian Oil Co. (Energy)(a)	210,076
7,125	Saudi Basic Industries Corp. (Materials)	157,385
7,735	Saudi British Bank (The) (Financials)	47,141
6,230	Saudi Electricity Co. (Utilities)*	28,020
1,755	Saudi Industrial Investment Group (Materials)	9,108
5,855	Saudi Kayan Petrochemical Co. (Materials)*	12,933

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – (continued)
4,780	Saudi Telecom Co. (Communication Services)	$ 127,212
2,085	Savola Group (The) (Consumer Staples)	22,751
1,850	Yanbu National Petrochemical Co. (Materials)	24,568

		1,272,693

Singapore – 0.0%
1,655	BOC Aviation Ltd. (Industrials)(a)	9,096

South Africa – 3.3%
4,095	Absa Group Ltd. (Financials)	18,861
425	Anglo American Platinum Ltd. (Materials)	26,758
3,220	AngloGold Ashanti Ltd. (Materials)	77,534
2,630	Aspen Pharmacare Holdings Ltd. (Health Care)*	20,838
2,350	Bid Corp. Ltd. (Consumer Staples)	32,832
2,520	Bidvest Group Ltd. (The) (Industrials)	21,706
460	Capitec Bank Holdings Ltd. (Financials)	22,068
1,860	Clicks Group Ltd. (Consumer Staples)	24,557
2,870	Discovery Ltd. (Financials)	15,995
2,695	Exxaro Resources Ltd. (Energy)	18,945
24,475	FirstRand Ltd. (Financials)	55,712
6,130	Gold Fields Ltd. (Materials)	47,671
21,340	Growthpoint Properties Ltd. REIT (Real Estate)	15,107
5,935	Impala Platinum Holdings Ltd. (Materials)	39,415
1,935	Investec Ltd. (Financials)	3,338
385	Kumba Iron Ore Ltd. (Materials)	10,358
1,760	Mr Price Group Ltd. (Consumer Discretionary)	12,978
13,100	MTN Group Ltd. (Communication Services)	40,052
3,080	MultiChoice Group (Communication Services)*	15,114
3,215	Naspers Ltd., Class N (Consumer Discretionary)	508,486
3,640	Nedbank Group Ltd. (Financials)	20,395
37,505	Old Mutual Ltd. (Financials)	23,891
4,990	Pepkor Holdings Ltd. (Consumer Discretionary)(a)	3,397
1,095	PSG Group Ltd. (Financials)	10,091

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
6,085	Rand Merchant Investment Holdings Ltd. (Financials)	$ 9,378
3,535	Remgro Ltd. (Financials)	27,864
4,795	RMB Holdings Ltd. (Financials)	14,404
16,655	Sanlam Ltd. (Financials)	53,443
3,000	Sasol Ltd. (Materials)*	15,400
3,045	Shoprite Holdings Ltd. (Consumer Staples)	17,872
14,030	Sibanye Stillwater Ltd. (Materials)*	25,761
9,540	Standard Bank Group Ltd. (Financials)	54,985
1,330	Tiger Brands Ltd. (Consumer Staples)	11,845
4,480	Vodacom Group Ltd. (Communication Services)	32,078
6,740	Woolworths Holdings Ltd. (Consumer Discretionary)	11,056

		1,360,185

South Korea – 10.9%
210	Amorepacific Corp. (Consumer Staples)	27,639
215	AMOREPACIFIC Group (Consumer Staples)	10,034
60	BGF retail Co. Ltd. (Consumer Staples)	8,091
1,680	BNK Financial Group, Inc. (Financials)	6,891
550	Celltrion Healthcare Co. Ltd. (Health Care)*	40,325
125	Celltrion Pharm, Inc. (Health Care)*	9,256
625	Celltrion, Inc. (Health Care)*	107,746
430	Cheil Worldwide, Inc. (Communication Services)	5,764
45	CJ CheilJedang Corp. (Consumer Staples)	10,792
90	CJ Corp. (Industrials)	6,679
75	CJ ENM Co. Ltd. (Consumer Discretionary)	7,328
60	CJ Logistics Corp. (Industrials)*	7,800
380	Coway Co. Ltd. (Consumer Discretionary)	20,435
180	Daelim Industrial Co. Ltd. (Industrials)	13,415
1,335	Daewoo Engineering & Construction Co. Ltd. (Industrials)*	4,129
375	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Industrials)*	6,601
315	DB Insurance Co. Ltd. (Financials)	11,039

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
380	Dongsuh Cos., Inc. (Consumer Staples)	$ 5,124
330	Doosan Bobcat, Inc. (Industrials)	6,315
50	Doosan Co. Ltd. (Industrials)	1,518
940	Doosan Heavy Industries & Construction Co. Ltd. (Industrials)*	3,249
985	Doosan Infracore Co. Ltd. (Industrials)*	4,136
130	Doosan Solus Co. Ltd. (Information Technology)*	4,341
135	Douzone Bizon Co. Ltd. (Information Technology)	13,081
120	E-MART, Inc. (Consumer Staples)	10,998
325	Fila Holdings Corp. (Consumer Discretionary)	10,090
405	GS Engineering & Construction Corp. (Industrials)	9,336
535	GS Holdings Corp. (Energy)	16,286
180	GS Retail Co. Ltd. (Consumer Staples)	6,192
2,130	Hana Financial Group, Inc. (Financials)	51,167
100	Hanjin Kal Corp. (Industrials)	6,968
520	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	9,846
45	Hanmi Pharm Co. Ltd. (Health Care)	8,612
170	Hanmi Science Co. Ltd. (Health Care)	3,768
1,020	Hanon Systems (Consumer Discretionary)	8,022
80	Hanssem Co. Ltd. (Consumer Discretionary)	5,465
195	Hanwha Aerospace Co. Ltd. (Industrials)*	3,826
280	Hanwha Corp. (Industrials)	4,544
2,795	Hanwha Life Insurance Co. Ltd. (Financials)	3,442
665	Hanwha Solutions Corp. (Materials)	8,672
255	HDC Hyundai Development Co.-Engineering & Construction, Class E (Industrials)	4,108
190	Helixmith Co. Ltd. (Health Care)*	9,604
205	Hite Jinro Co. Ltd. (Consumer Staples)	5,959
330	HLB, Inc. (Consumer Discretionary)*	30,084
235	Hotel Shilla Co. Ltd. (Consumer Discretionary)	15,028
20	Hugel, Inc. (Health Care)*	5,964

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
100	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	$ 5,168
105	Hyundai Elevator Co. Ltd. (Industrials)	5,367
475	Hyundai Engineering & Construction Co. Ltd. (Industrials)	13,117
115	Hyundai Glovis Co. Ltd. (Industrials)	10,493
60	Hyundai Heavy Industries Holdings Co. Ltd. (Industrials)	13,105
410	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	8,028
145	Hyundai Mipo Dockyard Co. Ltd. (Industrials)	3,981
415	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	66,349
930	Hyundai Motor Co. (Consumer Discretionary)	73,592
565	Hyundai Steel Co. (Materials)	9,968
1,720	Industrial Bank of Korea (Financials)	11,500
345	Kakao Corp. (Communication Services)	73,404
735	Kangwon Land, Inc. (Consumer Discretionary)	14,362
2,585	KB Financial Group, Inc. (Financials)	70,968
30	KCC Corp. (Materials)	3,476
140	KEPCO Plant Service & Engineering Co. Ltd. (Industrials)	3,487
1,760	Kia Motors Corp. (Consumer Discretionary)	48,674
185	KMW Co. Ltd. (Information Technology)*	8,709
320	Komipharm International Co. Ltd. (Health Care)*	4,780
525	Korea Aerospace Industries Ltd. (Industrials)	10,746
2,045	Korea Electric Power Corp. (Utilities)*	35,667
220	Korea Gas Corp. (Utilities)	5,303
280	Korea Investment Holdings Co. Ltd. (Financials)	11,915
270	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)*	19,796
70	Korea Zinc Co. Ltd. (Materials)	21,365
380	Korean Air Lines Co. Ltd. (Industrials)*	6,352
510	KT Corp. (Communication Services)	10,027
760	KT&G Corp. (Consumer Staples)	51,487

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
115	Kumho Petrochemical Co. Ltd. (Materials)	$ 6,584
305	LG Chem Ltd. (Materials)	96,171
690	LG Corp. (Industrials)	35,156
1,575	LG Display Co. Ltd. (Information Technology)*	12,972
720	LG Electronics, Inc. (Consumer Discretionary)	34,475
65	LG Household & Health Care Ltd. (Consumer Staples)	71,904
95	LG Innotek Co. Ltd. (Information Technology)	11,315
1,700	LG Uplus Corp. (Communication Services)	18,051
100	Lotte Chemical Corp. (Materials)	15,180
200	Lotte Corp. (Industrials)	5,539
75	Lotte Shopping Co. Ltd. (Consumer Discretionary)	5,390
130	LS Corp. (Industrials)	3,926
205	Mando Corp. (Consumer Discretionary)	4,411
35	Medy-Tox, Inc. (Health Care)	4,776
315	Meritz Fire & Marine Insurance Co. Ltd. (Financials)	3,701
1,970	Meritz Securities Co. Ltd. (Financials)	5,225
2,285	Mirae Asset Daewoo Co. Ltd. (Financials)	11,384
945	NAVER Corp. (Communication Services)	172,449
105	NCSoft Corp. (Communication Services)	66,979
165	Netmarble Corp. (Communication Services)*(a)	12,297
880	NH Investment & Securities Co. Ltd. (Financials)	6,914
20	NongShim Co. Ltd. (Consumer Staples)	5,095
135	OCI Co. Ltd. (Materials)*	4,295
150	Orion Corp. (Consumer Staples)	15,988
15	Ottogi Corp. (Consumer Staples)	6,674
1,505	Pan Ocean Co. Ltd. (Industrials)*	4,344
40	Pearl Abyss Corp. (Communication Services)*	6,605
540	POSCO (Materials)	78,921
170	POSCO Chemical Co. Ltd. (Materials)	7,618
310	Posco International Corp. (Industrials)	4,005
135	S-1 Corp. (Industrials)	10,159

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
130	Samsung Biologics Co. Ltd. (Health Care)*(a)	$ 65,291
615	Samsung C&T Corp. (Industrials)	49,212
185	Samsung Card Co. Ltd. (Financials)	4,414
370	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	37,345
37,570	Samsung Electronics Co. Ltd. (Information Technology)	1,538,051
1,050	Samsung Engineering Co. Ltd. (Industrials)*	10,259
345	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	50,840
3,290	Samsung Heavy Industries Co. Ltd. (Industrials)*	12,791
675	Samsung Life Insurance Co. Ltd. (Financials)	24,908
355	Samsung SDI Co. Ltd. (Information Technology)	102,907
225	Samsung SDS Co. Ltd. (Information Technology)	34,610
400	Samsung Securities Co. Ltd. (Financials)	9,027
155	Seegene, Inc. (Health Care)	14,631
3,230	Shinhan Financial Group Co. Ltd. (Financials)	78,634
45	Shinsegae, Inc. (Consumer Discretionary)	8,902
220	SK Holdings Co. Ltd. (Industrials)	42,456
3,645	SK Hynix, Inc. (Information Technology)	239,870
365	SK Innovation Co. Ltd. (Energy)	34,925
960	SK Networks Co. Ltd. (Industrials)	4,023
315	SK Telecom Co. Ltd. (Communication Services)	54,940
265	S-Oil Corp. (Energy)	15,128
730	Ssangyong Cement Industrial Co. Ltd. (Materials)	2,988
70	Studio Dragon Corp. (Communication Services)*	4,307
3,475	Woori Financial Group, Inc. (Financials)	25,618
300	Yuhan Corp. (Health Care)	12,572

		4,428,047

Shares	Description	Value

Common Stocks – (continued)
Taiwan – 12.7%
3,345	Accton Technology Corp. (Information Technology)	$ 26,905
22,945	Acer, Inc. (Information Technology)	12,495
2,950	Advantech Co. Ltd. (Information Technology)	29,181
895	Airtac International Group (Industrials)	15,351
22,885	ASE Technology Holding Co. Ltd. (Information Technology)	47,104
16,470	Asia Cement Corp. (Materials)	23,889
5,070	Asustek Computer, Inc. (Information Technology)	35,545
60,515	AU Optronics Corp. (Information Technology)	15,277
4,995	Catcher Technology Co. Ltd. (Information Technology)	36,267
61,180	Cathay Financial Holding Co. Ltd. (Financials)	81,607
9,660	Chailease Holding Co. Ltd. (Financials)	37,482
36,800	Chang Hwa Commercial Bank Ltd. (Financials)	23,042
13,980	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	15,272
4,505	Chicony Electronics Co. Ltd. (Information Technology)	12,904
20,510	China Airlines Ltd. (Industrials)	5,601
109,215	China Development Financial Holding Corp. (Financials)	33,065
23,530	China Life Insurance Co. Ltd./Taiwan (Financials)*	16,261
97,705	China Steel Corp. (Materials)	64,432
2,835	Chroma ATE, Inc. (Information Technology)	12,369
30,275	Chunghwa Telecom Co. Ltd. (Communication Services)	111,420
32,865	Compal Electronics, Inc. (Information Technology)	20,907
141,760	CTBC Financial Holding Co. Ltd. (Financials)	94,192
13,800	Delta Electronics, Inc. (Information Technology)	63,427
1,445	Eclat Textile Co. Ltd. (Consumer Discretionary)	14,871

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
84,560	E.Sun Financial Holding Co. Ltd. (Financials)	$ 75,055
18,365	Eva Airways Corp. (Industrials)	6,728
19,165	Evergreen Marine Corp. Taiwan Ltd. (Industrials)*	6,958
24,070	Far Eastern New Century Corp. (Industrials)	21,565
12,715	Far EasTone Telecommunications Co. Ltd. (Communication Services)	27,399
2,650	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	15,975
73,480	First Financial Holding Co. Ltd. (Financials)	55,921
11,440	FIT Hon Teng Ltd. (Information Technology)(a)	2,996
26,630	Formosa Chemicals & Fibre Corp. (Materials)	63,859
9,435	Formosa Petrochemical Corp. (Energy)	27,559
34,090	Formosa Plastics Corp. (Materials)	94,237
500	Formosa Sumco Technology Corp. (Information Technology)	2,631
5,765	Formosa Taffeta Co. Ltd. (Consumer Discretionary)	6,567
7,060	Foxconn Technology Co. Ltd. (Information Technology)	12,674
46,160	Fubon Financial Holding Co. Ltd. (Financials)	65,185
1,800	General Interface Solution Holding Ltd. (Information Technology)	6,804
2,335	Giant Manufacturing Co. Ltd. (Consumer Discretionary)	18,276
1,685	Globalwafers Co. Ltd. (Information Technology)	20,287
6,335	Highwealth Construction Corp. (Real Estate)	9,357
1,830	Hiwin Technologies Corp. (Industrials)	18,681
95,650	Hon Hai Precision Industry Co. Ltd. (Information Technology)	241,474
2,195	Hotai Motor Co. Ltd. (Consumer Discretionary)	39,185
68,440	Hua Nan Financial Holdings Co. Ltd. (Financials)	44,335
65,385	Innolux Corp. (Information Technology)	13,545

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
19,490	Inventec Corp. (Information Technology)	$ 15,839
445	King Slide Works Co. Ltd. (Information Technology)	4,817
790	Largan Precision Co. Ltd. (Information Technology)	100,904
14,740	Lite-On Technology Corp. (Information Technology)	23,613
14,080	Macronix International (Information Technology)	15,053
10,855	MediaTek, Inc. (Information Technology)	167,389
80,315	Mega Financial Holding Co. Ltd. (Financials)	82,254
1,625	Merida Industry Co. Ltd. (Consumer Discretionary)	9,742
5,515	Micro-Star International Co. Ltd. (Information Technology)	18,552
37,640	Nan Ya Plastics Corp. (Materials)	78,853
8,960	Nanya Technology Corp. (Information Technology)	17,845
1,140	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	9,758
4,260	Novatek Microelectronics Corp. (Information Technology)	29,086
15,015	Pegatron Corp. (Information Technology)	32,255
1,175	Phison Electronics Corp. (Information Technology)	10,762
17,595	Pou Chen Corp. (Consumer Discretionary)	17,317
4,880	Powertech Technology, Inc. (Information Technology)	15,766
4,210	President Chain Store Corp. (Consumer Staples)	41,434
20,845	Quanta Computer, Inc. (Information Technology)	48,598
3,375	Realtek Semiconductor Corp. (Information Technology)	29,057
4,330	Ruentex Development Co. Ltd. (Real Estate)*	6,591
2,550	Ruentex Industries Ltd. (Consumer Discretionary)*	5,546
31,600	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	45,045

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
83,945	Shin Kong Financial Holding Co. Ltd. (Financials)*	$ 23,317
290	Silicon Motion Technology Corp. ADR (Information Technology)	13,070
4,000	Sino-American Silicon Products, Inc. (Information Technology)	11,697
74,825	SinoPac Financial Holdings Co. Ltd. (Financials)	29,407
4,215	Standard Foods Corp. (Consumer Staples)	8,914
10,215	Synnex Technology International Corp. (Information Technology)	15,106
76,250	Taishin Financial Holding Co. Ltd. (Financials)	33,014
43,240	Taiwan Business Bank (Financials)	15,265
37,545	Taiwan Cement Corp. (Materials)	53,207
68,290	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	46,399
5,770	Taiwan Fertilizer Co. Ltd. (Materials)	9,397
15,725	Taiwan High Speed Rail Corp. (Industrials)	19,745
13,010	Taiwan Mobile Co. Ltd. (Communication Services)	46,580
192,655	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	1,873,614
15,995	Tatung Co. Ltd. (Consumer Discretionary)*	11,054
12,485	Teco Electric and Machinery Co. Ltd. (Industrials)	11,726
3,760	Tripod Technology Corp. (Information Technology)	14,088
36,270	Uni-President Enterprises Corp. (Consumer Staples)	87,942
81,935	United Microelectronics Corp. (Information Technology)	42,161
6,970	Vanguard International Semiconductor Corp. (Information Technology)	17,062
20,000	Walsin Lihwa Corp. (Industrials)	9,259
2,285	Walsin Technology Corp. (Information Technology)	14,231
2,420	Win Semiconductors Corp. (Information Technology)	20,714

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
21,430	Winbond Electronics Corp. (Information Technology)	$ 9,814
20,945	Wistron Corp. (Information Technology)	19,951
1,230	Wiwynn Corp. (Information Technology)	32,814
12,060	WPG Holdings Ltd. (Information Technology)	15,765
2,045	Yageo Corp. (Information Technology)	25,235
84,035	Yuanta Financial Holding Co. Ltd. (Financials)	45,481
6,460	Yulon Motor Co. Ltd. (Consumer Discretionary)	4,260
4,390	Zhen Ding Technology Holding Ltd. (Information Technology)	17,472

		5,169,956

Thailand – 2.7%
8,000	Advanced Info Service PCL NVDR (Communication Services)	48,413
33,000	Airports of Thailand PCL NVDR (Industrials)	64,319
6,500	B Grimm Power PCL NVDR (Utilities)	10,779
8,000	Bangkok Bank PCL NVDR (Financials)	27,413
42,500	Bangkok Dusit Medical Services PCL NVDR (Health Care)	30,061
71,000	Bangkok Expressway & Metro PCL NVDR (Industrials)	21,985
5,000	Banpu Power PCL NVDR (Utilities)	2,751
10,000	Berli Jucker PCL NVDR (Consumer Staples)	13,361
62,000	BTS Group Holdings PCL NVDR (Industrials)	23,584
3,500	Bumrungrad Hospital PCL NVDR (Health Care)	13,203
3,000	Carabao Group PCL NVDR (Consumer Staples)	9,148
13,000	Central Pattana PCL NVDR (Real Estate)	20,127
24,500	Central Retail Corp. PCL NVDR (Consumer Discretionary)*	29,653
33,500	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	33,174
42,000	CP ALL PCL NVDR (Consumer Staples)	93,084

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
2,000	Electricity Generating PCL NVDR (Utilities)	$ 17,353
12,500	Energy Absolute PCL NVDR (Utilities)	15,325
290	Fabrinet (Information Technology)*	18,543
11,500	Global Power Synergy PCL NVDR (Utilities)	27,295
32,000	Gulf Energy Development PCL NVDR (Utilities)	37,976
38,500	Home Product Center PCL NVDR (Consumer Discretionary)	17,913
15,500	Indorama Ventures PCL NVDR (Materials)	13,887
16,500	Intouch Holdings PCL NVDR (Communication Services)	27,880
81,590	IRPC PCL NVDR (Energy)	6,925
13,000	Kasikornbank PCL NVDR (Financials)	39,233
3,500	Kiatnakin Bank PCL NVDR (Financials)	4,676
35,000	Krung Thai Bank PCL NVDR (Financials)	11,443
7,000	Krungthai Card PCL NVDR (Financials)	8,472
44,500	Land & Houses PCL NVDR (Real Estate)	10,212
22,000	Minor International PCL NVDR (Consumer Discretionary)*	12,864
5,500	Muangthai Capital PCL NVDR (Financials)	9,639
11,500	Osotspa PCL NVDR (Consumer Staples)	15,365
10,500	PTT Exploration & Production PCL NVDR (Energy)	27,727
15,500	PTT Global Chemical PCL NVDR (Materials)	20,953
80,500	PTT PCL NVDR (Energy)	89,838
4,000	Ratch Group PCL NVDR (Utilities)	8,802
3,000	Siam Cement PCL (The) NVDR (Materials)	32,348
15,000	Siam Commercial Bank PCL (The) NVDR (Financials)	34,895
15,500	Siam Global House PCL NVDR (Consumer Discretionary)	7,114
6,500	Srisawad Corp. PCL NVDR (Financials)*	11,647
64,500	Thai Beverage PCL (Consumer Staples)	28,750
8,000	Thai Oil PCL NVDR (Energy)	10,814
21,000	Thai Union Group PCL NVDR (Consumer Staples)	9,044

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
5,000	Thanachart Capital PCL NVDR (Financials)	$ 5,737
4,000	Tisco Financial Group PCL NVDR (Financials)	9,431
410,000	TMB Bank PCL NVDR (Financials)	14,822
5,500	TOA Paint Thailand PCL NVDR (Materials)	6,095
5,000	Total Access Communication PCL NVDR (Communication Services)	6,995
146,500	True Corp. PCL NVDR (Communication Services)	17,040
23,000	VGI PCL NVDR (Communication Services)	5,748

		1,083,856

Turkey – 0.7%
24,540	Akbank T.A.S. (Financials)*	20,469
1,555	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)*	4,226
1,975	Arcelik AS (Consumer Discretionary)*	4,566
2,345	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	10,375
3,605	BIM Birlesik Magazalar AS (Consumer Staples)	34,404
545	Coca-Cola Icecek AS (Consumer Staples)	3,237
15,335	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	3,305
1,880	Enerjisa Enerji AS (Utilities)(a)	2,238
13,384	Enka Insaat ve Sanayi AS (Industrials)	10,771
9,915	Eregli Demir ve Celik Fabrikalari TAS (Materials)*	11,701
570	Ford Otomotiv Sanayi AS (Consumer Discretionary)	5,168
400	Gubre Fabrikalari TAS (Materials)*	1,324
12,825	Haci Omer Sabanci Holding AS (Financials)	15,605
8,670	KOC Holding AS (Industrials)	20,514
365	Koza Altin Isletmeleri AS (Materials)*	3,965
285	Pegasus Hava Tasimaciligi AS (Industrials)*	2,509
8,240	Petkim Petrokimya Holding AS (Materials)*	4,264

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
1,005	Sasa Polyester Sanayi AS (Materials)	$ 1,503
870	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	1,041
3,010	Soda Sanayii AS (Materials)	2,489
2,090	Sok Marketler Ticaret AS (Consumer Staples)*	3,585
1,375	TAV Havalimanlari Holding AS (Industrials)	4,092
1,585	Tekfen Holding AS (Industrials)	3,255
975	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	3,179
975	Tupras Turkiye Petrol Rafinerileri AS (Energy)*	12,249
5,595	Turk Hava Yollari AO (Industrials)*	10,334
3,715	Turk Telekomunikasyon AS (Communication Services)*	4,046
8,580	Turkcell Iletisim Hizmetleri AS (Communication Services)	17,810
16,775	Turkiye Garanti Bankasi AS (Financials)*	19,230
4,865	Turkiye Halk Bankasi AS (Financials)*	3,794
12,090	Turkiye Is Bankasi AS, Class C (Financials)*	8,773
4,335	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	3,076
8,260	Turkiye Vakiflar Bankasi TAO, Class D (Financials)*	5,630
1,335	Ulker Biskuvi Sanayi AS (Consumer Staples)*	4,619
20,200	Yapi ve Kredi Bankasi AS (Financials)*	6,870

		274,216

United Arab Emirates – 0.8%
22,050	Abu Dhabi Commercial Bank PJSC (Financials)	26,413
7,230	Abu Dhabi Islamic Bank PJSC (Financials)	6,692
9,960	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	7,836
1,295	DP World PLC (Industrials)	20,396
14,420	Dubai Islamic Bank PJSC (Financials)	13,937
15,930	Emaar Malls PJSC (Real Estate)*	5,725
27,945	Emaar Properties PJSC (Real Estate)*	19,020

Shares	Description	Value

Common Stocks – (continued)
United Arab Emirates – (continued)
10,065	Emirates NBD Bank PJSC (Financials)	$ 23,675
13,855	Emirates Telecommunications Group Co. PJSC (Communication Services)	58,994
34,790	First Abu Dhabi Bank PJSC (Financials)	104,943
2,655	International Holdings Co. PJSC (Consumer Staples)*	19,516

		307,147

TOTAL COMMON STOCKS
(Cost $38,509,839)		$39,349,341

Shares	Description	Rate	Value

Preferred Stocks – 1.8%
Brazil – 1.5%
34,310	Banco Bradesco SA (Financials)	9.24%	$ 119,713
1,485	Braskem SA, Class A (Materials)	2.85	7,585
1,935	Centrais Eletricas Brasileiras SA, Class B (Utilities)*	0.00	10,938
7,520	Cia Energetica de Minas Gerais (Utilities)	6.51	14,954
8,400	Gerdau SA (Materials)	1.46	20,772
38,595	Itau Unibanco Holding SA (Financials)	7.97	163,729
35,485	Itausa – Investimentos Itau SA (Financials)	5.34	57,888
6,025	Lojas Americanas SA (Consumer Discretionary)	0.61	31,339
36,375	Petroleo Brasileiro SA (Energy)	3.85	136,228
3,305	Telefonica Brasil SA (Communication Services)	6.27	28,686

			591,832

Chile – 0.1%
2,680	Embotelladora Andina SA, Class B (Consumer Staples)	5.22	6,394
795	Sociedad Quimica y Minera de Chile SA, Class B (Materials)	3.88	19,400

			25,794

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Colombia – 0.0%
695	Banco Davivienda SA (Financials)	3.29%	$ 4,586
1,800	Bancolombia SA (Financials)	6.27	11,926
28,320	Grupo Aval Acciones y Valores SA (Financials)	7.02	6,414

			22,926

Russia – 0.1%
7,965	Sberbank of Russia PJSC (Financials)	8.17	20,476
61,345	Surgutneftegas PJSC (Energy)	21.38	30,750
1,175	Tatneft PJSC (Energy)	18.25	8,467

			59,693

South Korea – 0.1%
85	Amorepacific Corp. (Consumer Staples)	1.69	3,960
60	Doosan Solus Co. Ltd. (Information Technology)*	0.00	712
15	Doosan Solus Co. Ltd. (Information Technology)*	0.00	517
5	Hanjin Kal Corp. (Industrials)	0.61	186
285	Hyundai Motor Co. (Consumer Discretionary)	6.31	13,854
180	Hyundai Motor Co. (Consumer Discretionary)	6.62	8,183
5	Korean Air Lines Co. Ltd. (Industrials)*	0.00	70
60	LG Chem Ltd. (Materials)	1.13	8,575
25	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	2.08	1,050
20	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	6.23	2,075
10	Samsung SDI Co. Ltd. (Information Technology)	0.58	1,457
5	SK Holdings Co. Ltd. (Industrials)	2.43	852

			41,491

TOTAL PREFERRED STOCKS
(Cost $649,484)			$ 741,736

Shares	Description	Value

Exchange-Traded Fund – 1.3%
United States – 1.3%
21,425	iShares MSCI Malaysia ETF
(Cost $502,898)		$ 537,767

TOTAL INVESTMENTS – 100.0% (Cost $39,662,221)		$40,628,844

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		7,103

NET ASSETS – 100.0%		$40,635,947

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
ADR	— American Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Australia – 7.3%
335	Afterpay Ltd. (Information Technology)*	$ 10,543
1,040	AGL Energy Ltd. (Utilities)	11,570
4,225	Alumina Ltd. (Materials)	4,165
5,595	AMP Ltd. (Financials)*	6,054
410	Ampol Ltd. (Energy)	7,373
1,950	APA Group (Utilities)	15,028
965	Aristocrat Leisure Ltd. (Consumer Discretionary)	16,475
315	ASX Ltd. (Financials)	18,438
3,085	Aurizon Holdings Ltd. (Industrials)	9,727
2,970	AusNet Services (Utilities)	3,460
4,405	Australia & New Zealand Banking Group Ltd. (Financials)	52,311
4,865	BHP Group Ltd. (Materials)	111,866
3,405	BHP Group PLC (Materials)	66,562
830	BlueScope Steel Ltd. (Materials)	6,077
1,935	Boral Ltd. (Materials)	3,995
2,515	Brambles Ltd. (Industrials)	19,432
965	Challenger Ltd. (Financials)	3,209
130	CIMIC Group Ltd. (Industrials)	2,152
825	Coca-Cola Amatil Ltd. (Consumer Staples)	4,797
105	Cochlear Ltd. (Health Care)	13,453
2,095	Coles Group Ltd. (Consumer Staples)	21,361
2,900	Commonwealth Bank of Australia (Financials)	122,720
770	Computershare Ltd. (Information Technology)	6,696
595	Crown Resorts Ltd. (Consumer Discretionary)	3,788
750	CSL Ltd. (Health Care)	137,516
1,800	Dexus REIT (Real Estate)	10,754
2,630	Evolution Mining Ltd. (Materials)	10,649
2,805	Fortescue Metals Group Ltd. (Materials)	25,881
2,995	Goodman Group REIT (Real Estate)	30,557
3,220	GPT Group (The) REIT (Real Estate)	8,528
3,820	Insurance Australia Group Ltd. (Financials)	15,493
935	Lendlease Group (Real Estate)	8,025
580	Macquarie Group Ltd. (Financials)	42,339
205	Magellan Financial Group Ltd. (Financials)	7,940
4,545	Medibank Pvt Ltd. (Financials)	8,598

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
6,495	Mirvac Group REIT (Real Estate)	$ 10,132
4,935	National Australia Bank Ltd. (Financials)	58,343
1,275	Newcrest Mining Ltd. (Materials)	25,881
1,205	Northern Star Resources Ltd. (Materials)	11,838
2,185	Oil Search Ltd. (Energy)	5,047
670	Orica Ltd. (Materials)	7,641
2,900	Origin Energy Ltd. (Energy)	11,338
2,445	Qantas Airways Ltd. (Industrials)	6,476
2,160	QBE Insurance Group Ltd. (Financials)	12,661
260	Ramsay Health Care Ltd. (Health Care)	12,090
95	REA Group Ltd. (Communication Services)	6,336
610	Rio Tinto Ltd. (Materials)	37,819
1,760	Rio Tinto PLC (Materials)	93,846
3,445	Santos Ltd. (Energy)	12,257
8,455	Scentre Group REIT (Real Estate)	12,516
775	Sonic Healthcare Ltd. (Health Care)	14,492
7,630	South32 Ltd. (Materials)	9,674
3,930	Stockland REIT (Real Estate)	9,313
2,085	Suncorp Group Ltd. (Financials)	12,775
3,735	Sydney Airport (Industrials)	14,504
3,340	Tabcorp Holdings Ltd. (Consumer Discretionary)	7,139
19,595	Telstra Corp. Ltd. (Communication Services)	42,143
570	TPG Telecom Ltd. (Communication Services)	3,216
4,510	Transurban Group (Industrials)	42,781
1,190	Treasury Wine Estates Ltd. (Consumer Staples)	7,631
4,730	Vicinity Centres REIT (Real Estate)	5,055
1,845	Wesfarmers Ltd. (Consumer Discretionary)	49,442
5,970	Westpac Banking Corp. (Financials)	68,241
195	WiseTech Global Ltd. (Information Technology)	2,639
1,575	Woodside Petroleum Ltd. (Energy)	23,701
2,085	Woolworths Group Ltd. (Consumer Staples)	48,911

		1,533,410

Austria – 0.3%
435	ams AG (Information Technology)*	6,543

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Austria – (continued)
120	ANDRITZ AG (Industrials)*	$ 4,504
145	BAWAG Group AG (Financials)*(a)	4,790
110	CA Immobilien Anlagen AG (Real Estate)*	3,707
560	Erste Group Bank AG (Financials)*	12,312
60	EVN AG (Utilities)	1,026
25	Mayr Melnhof Karton AG (Materials)	3,754
55	Oesterreichische Post AG (Industrials)*	1,845
235	OMV AG (Energy)*	7,769
225	Raiffeisen Bank International AG (Financials)	4,140
225	Telekom Austria AG (Communication Services)*	1,622
110	Verbund AG (Utilities)*	4,899
65	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)*	1,367
185	voestalpine AG (Materials)	3,608

		61,886

Belgium – 1.0%
35	Ackermans & van Haaren NV (Financials)	4,816
320	Ageas SA/NV (Financials)*	10,917
1,410	Anheuser-Busch InBev SA/NV (Consumer Staples)	65,732
85	Colruyt SA (Consumer Staples)	5,142
50	Elia Group SA/NV (Utilities)	5,873
70	Galapagos NV (Health Care)*	14,277
125	Groupe Bruxelles Lambert SA (Financials)	10,111
460	KBC Group NV (Financials)	24,085
235	Proximus SADP (Communication Services)	4,913
25	Sofina SA (Financials)	6,841
115	Solvay SA (Materials)	8,760
70	Telenet Group Holding NV (Communication Services)	2,870
200	UCB SA (Health Care)	20,022
320	Umicore SA (Materials)	14,181
220	Warehouses De Pauw CVA REIT (Real Estate)	5,801

		204,341

Shares	Description	Value

Common Stocks – (continued)
Chile – 0.0%
570	Antofagasta PLC (Materials)	$ 6,176

China – 0.7%
6,525	Alibaba Health Information Technology Ltd. (Health Care)*	15,288
2,805	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(a)	7,853
3,100	China Gas Holdings Ltd. (Utilities)	10,839
7,935	CSPC Pharmaceutical Group Ltd. (Health Care)*	15,540
4,045	Fosun International Ltd. (Industrials)	5,193
8,490	Geely Automobile Holdings Ltd. (Consumer Discretionary)	11,611
1,995	Haier Electronics Group Co. Ltd. (Consumer Discretionary)	5,559
655	Prosus NV (Consumer Discretionary)*	54,353
1,915	Shimao Property Holdings Ltd. (Real Estate)	7,955
2,835	Sun Art Retail Group Ltd. (Consumer Staples)	4,338
3,265	Wilmar International Ltd. (Consumer Staples)	9,194
4,800	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	3,192

		150,915

Colombia – 0.0%
170	Millicom International Cellular SA SDR (Communication Services)	4,086

Denmark – 2.1%
5	AP Moller – Maersk A/S, Class A (Industrials)	4,570
10	AP Moller – Maersk A/S, Class B (Industrials)	9,775
165	Carlsberg A/S, Class B (Consumer Staples)	21,339
160	Chr Hansen Holding A/S (Materials)	15,502
205	Coloplast A/S, Class B (Health Care)	34,418
1,065	Danske Bank A/S (Financials)*	13,189
170	Demant A/S (Health Care)*	4,803
375	DSV PANALPINA A/S (Industrials)	39,623
105	Genmab A/S (Health Care)*	32,280

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
100	H Lundbeck A/S (Health Care)	$ 3,841
2,765	Novo Nordisk A/S, Class B (Health Care)	180,016
330	Novozymes A/S, Class B (Materials)	18,045
295	Orsted A/S (Utilities)(a)	34,639
200	Tryg A/S (Financials)	5,605
330	Vestas Wind Systems A/S (Industrials)	33,676

		451,321

Faroe Islands – 0.0%
80	Bakkafrost P/F (Consumer Staples)*	4,979

Finland – 1.3%
235	Elisa OYJ (Communication Services)	14,738
700	Fortum OYJ (Utilities)	13,408
145	Huhtamaki OYJ (Materials)*	5,858
435	Kesko OYJ, Class B (Consumer Staples)	7,355
590	Kone OYJ, Class B (Industrials)	39,561
205	Metso OYJ (Industrials)	6,652
770	Neste OYJ (Energy)	31,108
9,280	Nokia OYJ (Information Technology)	36,805
6,630	Nordea Bank Abp (Financials)*	44,847
160	Orion OYJ, Class B (Health Care)	8,561
765	Sampo OYJ, Class A (Financials)*	27,332
930	Stora Enso OYJ, Class R (Materials)*	11,405
845	UPM-Kymmene OYJ (Materials)	24,410
895	Wartsila OYJ Abp (Industrials)	6,993

		279,033

France – 9.1%
295	Accor SA (Consumer Discretionary)*	8,318
460	Adevinta ASA (Communication Services)*	4,884
55	Aeroports de Paris (Industrials)	5,729
785	Air Liquide SA (Materials)	106,617
960	Airbus SE (Industrials)*	60,547
105	Amundi SA (Financials)*(a)	7,820
3,715	AXA SA (Financials)*	67,688
65	BioMerieux (Health Care)	9,334
1,885	BNP Paribas SA (Financials)*	67,632
1,480	Bollore SA (Communication Services)	4,224
495	Bouygues SA (Industrials)*	15,164
265	Capgemini SE (Information Technology)	27,149
940	Carrefour SA (Consumer Staples)	14,278

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
870	Cie de Saint-Gobain (Industrials)	$ 28,132
285	Cie Generale des Etablissements Michelin (Consumer Discretionary)*	28,804
2,100	Credit Agricole SA (Financials)*	18,276
1,040	Danone SA (Consumer Staples)*	71,215
220	Dassault Systemes (Information Technology)	37,258
1,560	Electricite de France SA (Utilities)	13,806
3,010	Engie SA (Utilities)*	35,608
475	EssilorLuxottica SA (Consumer Discretionary)*	61,158
50	Hermes International (Consumer Discretionary)	41,591
125	Kering (Consumer Discretionary)	65,295
435	Legrand SA (Industrials)	29,661
400	L’Oreal SA (Consumer Staples)*	116,530
435	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	181,452
1,540	Natixis SA (Financials)*	3,414
3,305	Orange SA (Communication Services)	39,870
280	Pernod Ricard SA (Consumer Staples)	43,635
935	Peugeot SA (Consumer Discretionary)*	13,318
350	Publicis Groupe SA (Communication Services)	9,936
580	Safran SA (Industrials)*	55,394
1,765	Sanofi (Health Care)	171,847
40	Sartorius Stedim Biotech (Health Care)*	10,848
915	Schneider Electric SE (Industrials)	90,828
1,300	Societe Generale SA (Financials)*	19,134
140	Sodexo SA (Consumer Discretionary)	9,428
95	Teleperformance (Industrials)*	22,519
170	Thales SA (Industrials)	13,006
4,225	TOTAL SA (Energy)	158,027
230	Unibail-Rodamco-Westfield REIT (Real Estate)	12,204
920	Vinci SA (Industrials)	84,980
1,085	Vivendi SA (Communication Services)	24,657

		1,911,215

Germany – 7.6%
295	adidas AG (Consumer Discretionary)*	77,836
690	Allianz SE (Financials)	124,968
1,520	BASF SE (Materials)*	82,248

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
1,630	Bayer AG (Health Care)	$ 110,093
525	Bayerische Motoren Werke AG (Consumer Discretionary)	30,717
160	Beiersdorf AG (Consumer Staples)	16,776
180	Continental AG (Consumer Discretionary)*	17,708
280	Covestro AG (Materials)*(a)	10,368
1,315	Daimler AG (Consumer Discretionary)*	48,826
200	Delivery Hero SE (Consumer Discretionary)*(a)	19,172
2,935	Deutsche Bank AG (Financials)*	24,587
300	Deutsche Boerse AG (Financials)	49,355
1,630	Deutsche Post AG (Industrials)*	50,731
5,370	Deutsche Telekom AG (Communication Services)*	84,672
595	Deutsche Wohnen SE (Real Estate)	26,620
3,660	E.ON SE (Utilities)	38,701
315	Evonik Industries AG (Materials)	7,761
330	Fresenius Medical Care AG & Co. KGaA (Health Care)*	27,751
630	Fresenius SE & Co. KGaA (Health Care)*	30,274
100	Hannover Rueck SE (Financials)	16,085
55	Hapag-Lloyd AG (Industrials)(a)	5,292
245	HeidelbergCement AG (Materials)*	12,163
165	Henkel AG & Co. KGaA (Consumer Staples)*	13,224
60	HOCHTIEF AG (Industrials)	5,279
2,065	Infineon Technologies AG (Information Technology)	43,312
80	Knorr-Bremse AG (Industrials)	8,470
215	Merck KGaA (Health Care)	24,669
85	MTU Aero Engines AG (Industrials)*	13,700
240	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	54,621
915	RWE AG (Utilities)*	30,320
1,690	SAP SE (Information Technology)	213,365
1,345	Siemens AG (Industrials)	147,412
250	Siemens Healthineers AG (Health Care)(a)	12,921
205	Symrise AG (Materials)*	22,438
90	Talanx AG (Financials)	3,168

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
1,370	Telefonica Deutschland Holding AG (Communication Services)	$ 4,215
50	Volkswagen AG (Consumer Discretionary)*	7,920
900	Vonovia SE (Real Estate)*	51,838
190	Wirecard AG (Information Technology)	19,985
245	Zalando SE (Consumer Discretionary)*(a)	16,580

		1,606,141

Hong Kong – 2.8%
20,005	AIA Group Ltd. (Financials)	162,213
500	ASM Pacific Technology Ltd. (Information Technology)	4,548
2,270	Bank of East Asia Ltd. (The) (Financials)	4,094
980	Cathay Pacific Airways Ltd. (Industrials)	994
1,765	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	1,300
4,005	CK Asset Holdings Ltd. (Real Estate)	21,779
1,010	CK Infrastructure Holdings Ltd. (Utilities)	5,043
3,015	CLP Holdings Ltd. (Utilities)	29,543
495	Dairy Farm International Holdings Ltd. (Consumer Staples)	2,089
3,040	Hang Lung Properties Ltd. (Real Estate)	6,393
1,200	Hang Seng Bank Ltd. (Financials)	18,253
2,175	Henderson Land Development Co. Ltd. (Real Estate)	7,759
3,750	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	3,716
5,640	HKT Trust & HKT Ltd. (Communication Services)	8,019
16,300	Hong Kong & China Gas Co. Ltd. (Utilities)	27,423
2,085	Hong Kong Exchanges & Clearing Ltd. (Financials)	72,683
1,915	Hongkong Land Holdings Ltd. (Real Estate)	7,200
415	Jardine Matheson Holdings Ltd. (Industrials)	16,662
285	Jardine Strategic Holdings Ltd. (Industrials)	5,686
975	Kerry Properties Ltd. (Real Estate)	2,302
3,405	Link REIT (Real Estate)	25,457

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
755	Melco Resorts & Entertainment Ltd. ADR (Consumer Discretionary)	$ 12,103
2,515	MTR Corp. Ltd. (Industrials)	12,054
9,355	New World Development Co. Ltd. (Real Estate)	9,426
2,315	NWS Holdings Ltd. (Industrials)	1,816
2,260	Power Assets Holdings Ltd. (Utilities)	12,582
10,435	Sino Biopharmaceutical Ltd. (Health Care)	16,425
4,985	Sino Land Co. Ltd. (Real Estate)	5,808
2,395	Sun Hung Kai Properties Ltd. (Real Estate)	27,500
820	Swire Pacific Ltd., Class A (Real Estate)	4,253
1,445	Swire Pacific Ltd., Class B (Real Estate)	1,342
1,745	Swire Properties Ltd. (Real Estate)	3,886
2,250	Techtronic Industries Co. Ltd. (Industrials)	19,362
15,645	WH Group Ltd. (Consumer Staples)(a)	13,483
1,680	Wharf Holdings Ltd. (The) (Real Estate)	2,995
1,600	Wharf Real Estate Investment Co. Ltd. (Real Estate)	6,151
1,095	Wheelock & Co. Ltd. (Real Estate)	7,396

		589,738

Ireland – 0.8%
210	AerCap Holdings NV (Industrials)*	6,770
1,300	AIB Group PLC (Financials)*	1,445
580	Amarin Corp. PLC ADR (Health Care)*	3,979
1,300	CRH PLC (Materials)	42,369
125	Flutter Entertainment PLC (Consumer Discretionary)	16,032
85	ICON PLC (Health Care)*	14,318
255	Kerry Group PLC, Class A (Consumer Staples)	31,570
250	Kingspan Group PLC (Industrials)	15,448
300	Ryanair Holdings PLC ADR (Industrials)*	21,531
390	Smurfit Kappa Group PLC (Materials)	12,694

		166,156

Israel – 0.8%
120	Airport City Ltd. (Real Estate)*	1,573
240	Alony Hetz Properties & Investments Ltd. (Real Estate)	2,733

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
275	Amot Investments Ltd. (Real Estate)	$ 1,444
60	Azrieli Group Ltd. (Real Estate)	3,150
1,855	Bank Hapoalim BM (Financials)	11,389
2,405	Bank Leumi Le-Israel BM (Financials)	12,727
3,375	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)*	2,880
10	Big Shopping Centers Ltd. (Real Estate)	705
185	Check Point Software Technologies Ltd. (Information Technology)*	20,289
35	Elbit Systems Ltd. (Industrials)	4,875
5	Electra Ltd./Israel (Industrials)	2,355
310	Energix-Renewable Energies Ltd. (Utilities)*	1,189
85	First International Bank Of Israel Ltd. (Financials)	1,932
135	Gazit-Globe Ltd. (Real Estate)	923
190	Harel Insurance Investments & Financial Services Ltd. (Financials)	1,177
1,145	ICL Group Ltd. (Materials)	3,964
5	Israel Corp. Ltd. (The) (Materials)*	587
1,925	Israel Discount Bank Ltd., Class A (Financials)	6,105
65	Kornit Digital Ltd. (Industrials)*	3,039
50	Matrix IT Ltd. (Information Technology)	1,109
35	Melisron Ltd. (Real Estate)	1,339
1,100	Mivne Real Estate KD Ltd. (Real Estate)*	2,323
220	Mizrahi Tefahot Bank Ltd. (Financials)	4,309
95	Nice Ltd. (Information Technology)*	17,178
380	Phoenix Holdings Ltd. (The) (Financials)*	1,779
155	Plus500 Ltd. (Financials)	2,542
235	Shapir Engineering and Industry Ltd. (Industrials)*	1,513
350	Shikun & Binui Ltd. (Industrials)	1,326
290	Shufersal Ltd. (Consumer Staples)	1,951
80	Strauss Group Ltd. (Consumer Staples)	2,238
1,805	Teva Pharmaceutical Industries Ltd. (Health Care)*	22,417
175	Tower Semiconductor Ltd. (Information Technology)*	3,601
80	Wix.com Ltd. (Information Technology)*	17,786

		164,447

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – 2.1%
2,555	A2A SpA (Utilities)	$ 3,545
195	Amplifon SpA (Health Care)*	5,412
1,905	Assicurazioni Generali SpA (Financials)	26,456
765	Atlantia SpA (Industrials)*	12,420
395	Banca Mediolanum SpA (Financials)	2,632
110	Buzzi Unicem SpA (Materials)	2,188
65	Buzzi Unicem SpA-RSP (Materials)	749
945	Davide Campari-Milano SpA (Consumer Staples)	7,674
40	DiaSorin SpA (Health Care)*	8,387
12,860	Enel SpA (Utilities)	98,717
4,045	Eni SpA (Energy)	36,549
185	Ferrari NV (Consumer Discretionary)	31,259
1,010	FinecoBank Banca Fineco SpA (Financials)*	11,802
1,085	Hera SpA (Utilities)	4,164
395	Infrastrutture Wireless Italiane SpA (Communication Services)(a)	4,027
25,215	Intesa Sanpaolo SpA (Financials)*	43,542
625	Leonardo SpA (Industrials)*	3,893
1,215	Mediobanca Banca di Credito Finanziario SpA (Financials)	7,887
330	Moncler SpA (Consumer Discretionary)*	12,279
495	Nexi SpA (Information Technology)*(a)	8,133
645	Pirelli & C SpA (Consumer Discretionary)*(a)	2,891
775	Poste Italiane SpA (Financials)(a)	6,805
850	PRADA SpA (Consumer Discretionary)*	3,131
395	Prysmian SpA (Industrials)	8,412
155	Recordati SpA (Health Care)	7,055
920	Saipem SpA (Energy)	2,185
3,265	Snam SpA (Utilities)	15,196
16,600	Telecom Italia SpA (Communication Services)*	6,130
9,980	Telecom Italia SpA-RSP (Communication Services)	3,850
2,335	Terna Rete Elettrica Nazionale SpA (Utilities)	15,766
3,630	UniCredit SpA (Financials)*	30,954
975	UnipolSai Assicurazioni SpA (Financials)	2,173

		436,263

Shares	Description	Value

Common Stocks – (continued)
Japan – 27.2%
50	ABC-Mart, Inc. (Consumer Discretionary)	$ 3,040
520	Acom Co. Ltd. (Financials)	2,119
325	Advantest Corp. (Information Technology)	16,049
1,165	Aeon Co. Ltd. (Consumer Staples)	25,774
170	AEON Financial Service Co. Ltd. (Financials)	1,914
165	Aeon Mall Co. Ltd. (Real Estate)	2,320
325	AGC, Inc. (Industrials)	9,201
310	Air Water, Inc. (Materials)	4,503
260	Aisin Seiki Co. Ltd. (Consumer Discretionary)	8,193
895	Ajinomoto Co., Inc. (Consumer Staples)	15,261
295	Alfresa Holdings Corp. (Health Care)	5,950
330	Alps Alpine Co. Ltd. (Information Technology)	3,988
555	Amada Co. Ltd. (Industrials)	4,951
505	ANA Holdings, Inc. (Industrials)*	12,183
195	Aozora Bank Ltd. (Financials)	3,624
675	Asahi Group Holdings Ltd. (Consumer Staples)	25,425
315	Asahi Intecc Co. Ltd. (Health Care)	9,649
2,190	Asahi Kasei Corp. (Materials)	17,279
3,055	Astellas Pharma, Inc. (Health Care)	54,289
315	Bandai Namco Holdings, Inc. (Consumer Discretionary)	17,531
125	Benesse Holdings, Inc. (Consumer Discretionary)	3,384
940	Bridgestone Corp. (Consumer Discretionary)	31,210
405	Brother Industries Ltd. (Information Technology)	7,627
135	Calbee, Inc. (Consumer Staples)	3,903
1,715	Canon, Inc. (Information Technology)	35,324
135	Capcom Co. Ltd. (Communication Services)	4,768
350	Casio Computer Co. Ltd. (Consumer Discretionary)	6,163
280	Central Japan Railway Co. (Industrials)	47,912
1,130	Chiba Bank Ltd. (The) (Financials)	5,370
1,205	Chubu Electric Power Co., Inc. (Utilities)	16,229
345	Chugai Pharmaceutical Co. Ltd. (Health Care)	50,885

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
515	Chugoku Electric Power Co., Inc. (The) (Utilities)	$ 7,075
195	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	3,873
1,790	Concordia Financial Group Ltd. (Financials)	5,848
30	Cosmos Pharmaceutical Corp. (Consumer Staples)	4,308
245	Credit Saison Co. Ltd. (Financials)	2,918
165	CyberAgent, Inc. (Communication Services)	8,316
380	Dai Nippon Printing Co. Ltd. (Industrials)	8,638
445	Daicel Corp. (Materials)	3,767
185	Daifuku Co. Ltd. (Industrials)	14,390
1,770	Dai-ichi Life Holdings, Inc. (Financials)	23,050
1,030	Daiichi Sankyo Co. Ltd. (Health Care)	96,418
425	Daikin Industries Ltd. (Industrials)	62,526
105	Daito Trust Construction Co. Ltd. (Real Estate)	11,096
1,005	Daiwa House Industry Co. Ltd. (Real Estate)	24,949
5	Daiwa House REIT Investment Corp. REIT (Real Estate)	12,364
2,400	Daiwa Securities Group, Inc. (Financials)	9,951
735	Denso Corp. (Consumer Discretionary)	28,183
350	Dentsu Group, Inc. (Communication Services)	9,373
135	DIC Corp. (Materials)	3,522
45	Disco Corp. (Information Technology)	10,050
570	East Japan Railway Co. (Industrials)	44,707
155	Ebara Corp. (Industrials)	3,736
450	Eisai Co. Ltd. (Health Care)	35,245
270	Electric Power Development Co. Ltd. (Utilities)	5,095
80	Ezaki Glico Co. Ltd. (Consumer Staples)	3,869
400	FamilyMart Co. Ltd. (Consumer Staples)	7,496
315	FANUC Corp. (Industrials)	56,182
90	Fast Retailing Co. Ltd. (Consumer Discretionary)	50,566
210	Fuji Electric Co. Ltd. (Industrials)	5,612
275	Fuji Media Holdings, Inc. (Communication Services)	2,762

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
620	FUJIFILM Holdings Corp. (Information Technology)	$ 28,665
310	Fujitsu Ltd. (Information Technology)	31,940
290	Fukuoka Financial Group, Inc. (Financials)	4,719
5	GLP J REIT (Real Estate)	6,669
70	GMO Payment Gateway, Inc. (Information Technology)	7,881
360	Hakuhodo DY Holdings, Inc. (Communication Services)	4,474
230	Hamamatsu Photonics KK (Information Technology)	10,418
380	Hankyu Hanshin Holdings, Inc. (Industrials)	14,038
55	Harmonic Drive Systems, Inc. (Industrials)	3,175
450	Haseko Corp. (Consumer Discretionary)	5,484
35	Hikari Tsushin, Inc. (Consumer Discretionary)	7,670
435	Hino Motors Ltd. (Industrials)	2,943
50	Hirose Electric Co. Ltd. (Information Technology)	5,973
105	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	5,292
170	Hitachi Construction Machinery Co. Ltd. (Industrials)	4,466
1,560	Hitachi Ltd. (Information Technology)	50,028
330	Hitachi Metals Ltd. (Materials)	3,804
2,660	Honda Motor Co. Ltd. (Consumer Discretionary)	68,738
85	Hoshizaki Corp. (Industrials)	6,864
620	Hoya Corp. (Health Care)	58,182
625	Hulic Co. Ltd. (Real Estate)	6,323
335	Idemitsu Kosan Co. Ltd. (Energy)	7,432
210	IHI Corp. (Industrials)	3,019
245	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	3,639
1,610	Inpex Corp. (Energy)	11,222
545	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	3,647
925	Isuzu Motors Ltd. (Consumer Discretionary)	8,667
90	Ito En Ltd. (Consumer Staples)	5,163

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,335	ITOCHU Corp. (Industrials)	$ 50,066
150	Itochu Techno-Solutions Corp. (Information Technology)	5,068
65	Izumi Co. Ltd. (Consumer Discretionary)	2,042
400	J Front Retailing Co. Ltd. (Consumer Discretionary)	3,397
520	Japan Airlines Co. Ltd. (Industrials)	10,218
880	Japan Exchange Group, Inc. (Financials)	18,926
670	Japan Post Bank Co. Ltd. (Financials)	5,535
2,350	Japan Post Holdings Co. Ltd. (Financials)	17,103
325	Japan Post Insurance Co. Ltd. (Financials)	4,127
5	Japan Retail Fund Investment Corp. REIT (Real Estate)	6,600
1,820	Japan Tobacco, Inc. (Consumer Staples)	36,109
850	JFE Holdings, Inc. (Materials)	6,249
365	JGC Holdings Corp. (Industrials)	3,927
330	JSR Corp. (Materials)	6,469
375	JTEKT Corp. (Consumer Discretionary)	3,025
4,985	JXTG Holdings, Inc. (Energy)	19,170
745	Kajima Corp. (Industrials)	8,450
210	Kakaku.com, Inc. (Communication Services)	5,080
1,215	Kansai Electric Power Co., Inc. (The) (Utilities)	12,107
355	Kansai Paint Co. Ltd. (Materials)	7,355
780	Kao Corp. (Consumer Staples)	62,604
245	Kawasaki Heavy Industries Ltd. (Industrials)	3,880
2,645	KDDI Corp. (Communication Services)	76,992
165	Keihan Holdings Co. Ltd. (Industrials)	7,841
395	Keikyu Corp. (Industrials)	6,603
190	Keio Corp. (Industrials)	11,287
245	Keisei Electric Railway Co. Ltd. (Industrials)	8,039
170	Kewpie Corp. (Consumer Staples)	3,328
290	Keyence Corp. (Information Technology)	119,381
240	Kikkoman Corp. (Consumer Staples)	12,074
300	Kintetsu Group Holdings Co. Ltd. (Industrials)	14,731
1,325	Kirin Holdings Co. Ltd. (Consumer Staples)	27,149

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
75	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	$ 6,683
90	Kobe Bussan Co. Ltd. (Consumer Staples)	4,661
195	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	8,263
1,550	Komatsu Ltd. (Industrials)	31,364
155	Konami Holdings Corp. (Communication Services)	5,446
805	Konica Minolta, Inc. (Information Technology)	2,981
50	Kose Corp. (Consumer Staples)	6,261
1,925	Kubota Corp. (Industrials)	25,900
555	Kuraray Co. Ltd. (Materials)	5,832
540	Kyocera Corp. (Information Technology)	29,227
405	Kyowa Kirin Co. Ltd. (Health Care)	10,984
740	Kyushu Electric Power Co., Inc. (Utilities)	6,154
250	Kyushu Railway Co. (Industrials)	7,089
125	Lasertec Corp. (Information Technology)	10,268
75	Lawson, Inc. (Consumer Staples)	4,149
90	LINE Corp. (Communication Services)*	4,503
405	Lion Corp. (Consumer Staples)	9,267
450	LIXIL Group Corp. (Industrials)	6,282
680	M3, Inc. (Health Care)	27,393
75	Mabuchi Motor Co. Ltd. (Industrials)	2,478
400	Makita Corp. (Industrials)	13,552
2,745	Marubeni Corp. (Industrials)	13,333
325	Marui Group Co. Ltd. (Consumer Discretionary)	5,861
135	Matsumotokiyoshi Holdings Co. Ltd. (Consumer Staples)	5,056
950	Mazda Motor Corp. (Consumer Discretionary)	6,076
110	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	5,850
1,780	Mebuki Financial Group, Inc. (Financials)	4,031
260	Medipal Holdings Corp. (Health Care)	5,157
210	MEIJI Holdings Co. Ltd. (Consumer Staples)	15,808
140	Mercari, Inc. (Consumer Discretionary)*	4,171
630	MINEBEA MITSUMI, Inc. (Industrials)	11,058
470	MISUMI Group, Inc. (Industrials)	12,486

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,285	Mitsubishi Chemical Holdings Corp. (Materials)	$ 13,453
2,205	Mitsubishi Corp. (Industrials)	51,474
3,230	Mitsubishi Electric Corp. (Industrials)	42,528
1,960	Mitsubishi Estate Co. Ltd. (Real Estate)	31,164
310	Mitsubishi Gas Chemical Co., Inc. (Materials)	4,615
500	Mitsubishi Heavy Industries Ltd. (Industrials)	12,937
190	Mitsubishi Materials Corp. (Materials)	4,326
1,025	Mitsubishi Motors Corp. (Consumer Discretionary)	2,892
18,880	Mitsubishi UFJ Financial Group, Inc. (Financials)	77,844
850	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	4,150
2,710	Mitsui & Co. Ltd. (Industrials)	41,140
280	Mitsui Chemicals, Inc. (Materials)	5,822
1,485	Mitsui Fudosan Co. Ltd. (Real Estate)	28,581
190	Mitsui OSK Lines Ltd. (Industrials)	3,367
155	Miura Co. Ltd. (Industrials)	6,618
38,635	Mizuho Financial Group, Inc. (Financials)	48,233
200	MonotaRO Co. Ltd. (Industrials)	7,268
790	MS&AD Insurance Group Holdings, Inc. (Financials)	23,208
1,025	Murata Manufacturing Co. Ltd. (Information Technology)	57,227
185	Nabtesco Corp. (Industrials)	5,744
320	Nagoya Railroad Co. Ltd. (Industrials)	9,653
410	NEC Corp. (Information Technology)	18,400
740	Nexon Co. Ltd. (Communication Services)	15,427
505	NGK Insulators Ltd. (Industrials)	7,401
310	NGK Spark Plug Co. Ltd. (Consumer Discretionary)	4,998
165	NH Foods Ltd. (Consumer Staples)	6,096
200	Nichirei Corp. (Consumer Staples)	5,634
835	Nidec Corp. (Industrials)	51,324
235	Nihon M&A Center, Inc. (Industrials)	9,445
475	Nikon Corp. (Consumer Discretionary)	4,365
195	Nintendo Co. Ltd. (Communication Services)	78,807

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
5	Nippon Building Fund, Inc. REIT (Real Estate)	$ 31,373
140	Nippon Express Co. Ltd. (Industrials)	7,199
290	Nippon Paint Holdings Co. Ltd. (Materials)	20,215
5	Nippon Prologis REIT, Inc. REIT (Real Estate)	14,109
90	Nippon Shinyaku Co. Ltd. (Health Care)	7,752
1,405	Nippon Steel Corp. (Materials)	12,945
3,910	Nippon Telegraph & Telephone Corp. (Communication Services)	88,700
235	Nippon Television Holdings, Inc. (Communication Services)	2,714
250	Nippon Yusen KK (Industrials)	3,604
215	Nissan Chemical Corp. (Materials)	9,489
3,875	Nissan Motor Co. Ltd. (Consumer Discretionary)	14,420
380	Nisshin Seifun Group, Inc. (Consumer Staples)	5,922
110	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	9,189
135	Nitori Holdings Co. Ltd. (Consumer Discretionary)	24,479
250	Nitto Denko Corp. (Materials)	13,529
145	NOK Corp. (Consumer Discretionary)	1,856
4,940	Nomura Holdings, Inc. (Financials)	21,225
185	Nomura Real Estate Holdings, Inc. (Real Estate)	3,424
5	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	6,149
595	Nomura Research Institute Ltd. (Information Technology)	15,729
755	NSK Ltd. (Industrials)	5,522
1,040	NTT Data Corp. (Information Technology)	12,018
1,775	NTT DOCOMO, Inc. (Communication Services)	48,628
1,075	Obayashi Corp. (Industrials)	9,948
105	Obic Co. Ltd. (Information Technology)	18,206
555	Odakyu Electric Railway Co. Ltd. (Industrials)	13,852
1,490	Oji Holdings Corp. (Materials)	7,482
2,065	Olympus Corp. (Health Care)	35,872

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
315	Omron Corp. (Information Technology)	$ 20,876
645	Ono Pharmaceutical Co. Ltd. (Health Care)	18,422
55	Oracle Corp. Japan (Information Technology)	6,422
325	Oriental Land Co. Ltd. (Consumer Discretionary)	47,105
2,075	ORIX Corp. (Financials)	27,523
5	Orix JREIT, Inc. REIT (Real Estate)	7,231
665	Osaka Gas Co. Ltd. (Utilities)	13,290
170	Otsuka Corp. (Information Technology)	8,205
665	Otsuka Holdings Co. Ltd. (Health Care)	30,023
655	Pan Pacific International Holdings Corp. (Consumer Discretionary)	13,199
3,535	Panasonic Corp. (Consumer Discretionary)	31,598
180	Park24 Co. Ltd. (Industrials)	3,494
155	PeptiDream, Inc. (Health Care)*	6,956
290	Persol Holdings Co. Ltd. (Industrials)	3,836
190	Pigeon Corp. (Consumer Staples)	7,407
140	Pola Orbis Holdings, Inc. (Consumer Staples)	2,724
1,330	Rakuten, Inc. (Consumer Discretionary)	12,049
2,000	Recruit Holdings Co. Ltd. (Industrials)	68,873
1,245	Renesas Electronics Corp. (Information Technology)*	6,460
3,725	Resona Holdings, Inc. (Financials)	13,408
1,150	Ricoh Co. Ltd. (Information Technology)	8,497
60	Rinnai Corp. (Consumer Discretionary)	5,051
140	Rohm Co. Ltd. (Information Technology)	9,421
395	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	5,973
615	Santen Pharmaceutical Co. Ltd. (Health Care)	11,360
370	SBI Holdings, Inc. (Financials)	7,930
70	SCREEN Holdings Co. Ltd. (Information Technology)	3,135
80	SCSK Corp. (Information Technology)	3,913
345	Secom Co. Ltd. (Industrials)	29,890
285	Sega Sammy Holdings, Inc. (Consumer Discretionary)	3,714
345	Seibu Holdings, Inc. (Industrials)	4,509

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
470	Seiko Epson Corp. (Information Technology)	$ 5,296
665	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	9,290
980	Sekisui House Ltd. (Consumer Discretionary)	18,670
1,240	Seven & i Holdings Co. Ltd. (Consumer Staples)	42,436
990	Seven Bank Ltd. (Financials)	2,821
355	SG Holdings Co. Ltd. (Industrials)	11,582
335	Sharp Corp. (Consumer Discretionary)	3,629
460	Shimadzu Corp. (Information Technology)	12,446
40	Shimamura Co. Ltd. (Consumer Discretionary)	2,814
130	Shimano, Inc. (Consumer Discretionary)	23,904
960	Shimizu Corp. (Industrials)	8,127
675	Shin-Etsu Chemical Co. Ltd. (Materials)	79,069
370	Shinsei Bank Ltd. (Financials)	4,722
490	Shionogi & Co. Ltd. (Health Care)	28,931
640	Shiseido Co. Ltd. (Consumer Staples)	39,029
840	Shizuoka Bank Ltd. (The) (Financials)	5,349
235	Showa Denko KK (Materials)	5,617
105	SMC Corp. (Industrials)	52,990
2,580	Softbank Corp. (Communication Services)	32,713
2,480	SoftBank Group Corp. (Communication Services)	111,230
115	Sohgo Security Services Co. Ltd. (Industrials)	5,657
1,785	Sojitz Corp. (Industrials)	4,159
550	Sompo Holdings, Inc. (Financials)	19,563
2,015	Sony Corp. (Consumer Discretionary)	128,567
245	Sony Financial Holdings, Inc. (Financials)	5,904
145	Square Enix Holdings Co. Ltd. (Communication Services)	7,039
245	Stanley Electric Co. Ltd. (Consumer Discretionary)	5,956
995	Subaru Corp. (Consumer Discretionary)	21,967
415	SUMCO Corp. (Information Technology)	6,360
2,625	Sumitomo Chemical Co. Ltd. (Materials)	8,138
1,910	Sumitomo Corp. (Industrials)	23,012

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
275	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	$ 3,888
1,225	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	14,264
190	Sumitomo Heavy Industries Ltd. (Industrials)	4,338
390	Sumitomo Metal Mining Co. Ltd. (Materials)	10,864
2,120	Sumitomo Mitsui Financial Group, Inc. (Financials)	61,375
515	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	15,158
540	Sumitomo Realty & Development Co. Ltd. (Real Estate)	14,959
295	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	3,001
110	Sundrug Co. Ltd. (Consumer Staples)	3,706
205	Suntory Beverage & Food Ltd. (Consumer Staples)	8,372
105	Suzuken Co. Ltd. (Health Care)	3,816
670	Suzuki Motor Corp. (Consumer Discretionary)	23,296
250	Sysmex Corp. (Health Care)	19,980
905	T&D Holdings, Inc. (Financials)	8,173
200	Taiheiyo Cement Corp. (Materials)	4,728
315	Taisei Corp. (Industrials)	10,935
60	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	3,809
270	Taiyo Nippon Sanso Corp. (Materials)	4,541
2,545	Takeda Pharmaceutical Co. Ltd. (Health Care)	99,003
210	TDK Corp. (Information Technology)	19,648
300	Teijin Ltd. (Materials)	4,912
1,170	Terumo Corp. (Health Care)	45,938
195	THK Co. Ltd. (Industrials)	5,068
380	TIS, Inc. (Information Technology)	8,102
330	Tobu Railway Co. Ltd. (Industrials)	11,701
180	Toho Co. Ltd. (Communication Services)	6,616
150	Toho Gas Co. Ltd. (Utilities)	7,393
765	Tohoku Electric Power Co., Inc. (Utilities)	7,924
1,055	Tokio Marine Holdings, Inc. (Financials)	45,712
155	Tokyo Broadcasting System Holdings, Inc. (Communication Services)	2,436

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
80	Tokyo Century Corp. (Financials)	$ 3,479
2,455	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	8,272
230	Tokyo Electron Ltd. (Information Technology)	45,900
695	Tokyo Gas Co. Ltd. (Utilities)	16,582
985	Tokyu Corp. (Industrials)	15,616
995	Tokyu Fudosan Holdings Corp. (Real Estate)	5,043
470	Toppan Printing Co. Ltd. (Industrials)	8,040
2,465	Toray Industries, Inc. (Materials)	11,987
715	Toshiba Corp. (Industrials)	19,538
475	Tosoh Corp. (Materials)	6,605
255	TOTO Ltd. (Industrials)	10,107
240	Toyo Seikan Group Holdings Ltd. (Materials)	2,553
145	Toyo Suisan Kaisha Ltd. (Consumer Staples)	7,577
115	Toyoda Gosei Co. Ltd. (Consumer Discretionary)	2,458
90	Toyota Boshoku Corp. (Consumer Discretionary)	1,268
255	Toyota Industries Corp. (Consumer Discretionary)	13,042
3,715	Toyota Motor Corp. (Consumer Discretionary)	232,931
370	Toyota Tsusho Corp. (Industrials)	9,376
220	Trend Micro, Inc. (Information Technology)	12,089
60	Tsuruha Holdings, Inc. (Consumer Staples)	8,866
665	Unicharm Corp. (Consumer Staples)	24,752
5	United Urban Investment Corp. REIT (Real Estate)	5,300
335	USS Co. Ltd. (Consumer Discretionary)	5,840
75	Welcia Holdings Co. Ltd. (Consumer Staples)	6,300
295	West Japan Railway Co. (Industrials)	19,033
30	Workman Co. Ltd. (Consumer Discretionary)	2,450
190	Yakult Honsha Co. Ltd. (Consumer Staples)	11,640

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,195	Yamada Denki Co. Ltd. (Consumer Discretionary)	$ 5,812
275	Yamaha Corp. (Consumer Discretionary)	13,375
475	Yamaha Motor Co. Ltd. (Consumer Discretionary)	6,856
560	Yamato Holdings Co. Ltd. (Industrials)	12,392
215	Yamazaki Baking Co. Ltd. (Consumer Staples)	3,854
425	Yaskawa Electric Corp. (Industrials)	15,267
420	Yokogawa Electric Corp. (Information Technology)	6,050
220	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	3,322
4,295	Z Holdings Corp. (Communication Services)	17,541
160	ZOZO, Inc. (Consumer Discretionary)	2,947

		5,721,882

Jordan – 0.0%
230	Hikma Pharmaceuticals PLC (Health Care)	7,311

Luxembourg – 0.1%
1,045	ArcelorMittal (Materials)*	10,002
65	RTL Group SA (Communication Services)*	2,202
775	Tenaris SA (Energy)	4,821

		17,025

Macau – 0.2%
3,525	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	23,785
1,360	MGM China Holdings Ltd. (Consumer Discretionary)	1,607
4,025	Sands China Ltd. (Consumer Discretionary)	15,657
3,085	SJM Holdings Ltd. (Consumer Discretionary)	3,427
2,390	Wynn Macau Ltd. (Consumer Discretionary)	4,039

		48,515

Shares	Description	Value

Common Stocks – (continued)
Mexico – 0.0%
305	Fresnillo PLC (Materials)	$ 2,965

Netherlands – 4.2%
735	ABN AMRO Bank NV (Financials)(a)	5,895
30	Adyen NV (Information Technology)*(a)	39,477
290	Akzo Nobel NV (Materials)	23,742
695	ASML Holding NV (Information Technology)	226,475
170	EXOR NV (Financials)	9,164
140	HAL Trust (Financials)*	19,155
155	Heineken Holding NV (Consumer Staples)	12,776
310	Heineken NV (Consumer Staples)	28,441
6,455	ING Groep NV (Financials)	41,688
210	Just Eat Takeaway.com NV (Consumer Discretionary)*(a)	22,789
1,500	Koninklijke Ahold Delhaize NV (Consumer Staples)	38,059
280	Koninklijke DSM NV (Materials)	35,833
5,705	Koninklijke KPN NV (Communication Services)	13,986
1,470	Koninklijke Philips NV (Health Care)*	66,698
465	NN Group NV (Financials)	14,364
460	NXP Semiconductors NV (Information Technology)	44,206
195	Randstad NV (Industrials)	8,184
6,750	Royal Dutch Shell PLC, Class A (Energy)	105,081
5,710	Royal Dutch Shell PLC, Class B (Energy)	86,547
450	Wolters Kluwer NV (Industrials)	35,880

		878,440

New Zealand – 0.4%
1,215	a2 Milk Co. Ltd. (Consumer Staples)*	14,295
1,570	Auckland International Airport Ltd. (Industrials)	6,319
1,190	Contact Energy Ltd. (Utilities)	4,576
190	EBOS Group Ltd. (Health Care)	2,589
950	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	17,637
1,365	Fletcher Building Ltd. (Materials)	2,967
840	Genesis Energy Ltd. (Utilities)	1,483
2,205	Goodman Property Trust REIT (Real Estate)	3,004

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
New Zealand – (continued)
995	Infratil Ltd. (Utilities)	$ 2,951
135	Mainfreight Ltd. (Industrials)	3,326
1,010	Mercury NZ Ltd. (Utilities)	2,908
2,075	Meridian Energy Ltd. (Utilities)	6,104
685	Ryman Healthcare Ltd. (Health Care)	5,133
3,040	Spark New Zealand Ltd. (Communication Services)	8,321
165	Xero Ltd. (Information Technology)*	9,339

		90,952

Norway – 0.7%
35	Aker ASA, Class A (Financials)*	1,056
175	Aker BP ASA (Energy)	2,811
140	Austevoll Seafood ASA (Consumer Staples)	1,067
1,450	DNB ASA (Financials)*	19,721
270	Entra ASA (Real Estate)(a)	3,656
1,755	Equinor ASA (Energy)	25,485
305	Gjensidige Forsikring ASA (Financials)*	5,532
135	Kongsberg Gruppen ASA (Industrials)	1,983
465	Leroy Seafood Group ASA (Consumer Staples)	2,609
740	Mowi ASA (Consumer Staples)	13,936
2,195	Norsk Hydro ASA (Materials)*	5,573
1,240	Orkla ASA (Consumer Staples)	11,142
85	Salmar ASA (Consumer Staples)	3,823
105	Schibsted ASA, Class A (Communication Services)*	2,603
155	Schibsted ASA, Class B (Communication Services)*	3,716
280	SpareBank 1 SR-Bank ASA (Financials)*	2,078
775	Storebrand ASA (Financials)*	3,979
1,055	Telenor ASA (Communication Services)	15,999
190	TGS NOPEC Geophysical Co. ASA (Energy)	2,707
180	TOMRA Systems ASA (Industrials)*	6,465
280	Yara International ASA (Materials)	9,581

		145,522

Poland – 0.3%
265	Bank Pekao SA (Financials)	3,478
106	CD Projekt SA (Communication Services)*	10,689

Shares	Description	Value

Common Stocks – (continued)
Poland – (continued)
328	Cyfrowy Polsat SA (Communication Services)	$ 2,140
79	Dino Polska SA (Consumer Staples)*(a)	3,603
143	Grupa Lotos SA (Energy)	2,126
226	KGHM Polska Miedz SA (Materials)*	4,870
21	mBank SA (Financials)*	1,130
1,320	PGE Polska Grupa Energetyczna SA (Utilities)*	1,594
514	Polski Koncern Naftowy ORLEN SA (Energy)	8,570
2,692	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	2,826
1,462	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	8,142
942	Powszechny Zaklad Ubezpieczen SA (Financials)	7,020
55	Santander Bank Polska SA (Financials)*	2,236

		58,424

Portugal – 0.2%
3,745	EDP – Energias de Portugal SA (Utilities)	17,592
815	Galp Energia SGPS SA (Energy)	9,714
405	Jeronimo Martins SGPS SA (Consumer Staples)*	6,929
385	NOS SGPS SA (Communication Services)*	1,585

		35,820

Russia – 0.0%
950	Evraz PLC (Materials)	3,317

Singapore – 1.2%
4,805	Ascendas Real Estate Investment Trust REIT (Real Estate)	10,641
4,510	CapitaLand Commercial Trust REIT (Real Estate)	5,584
4,090	CapitaLand Ltd. (Real Estate)*	8,363
3,990	CapitaLand Mall Trust REIT (Real Estate)	5,731
970	City Developments Ltd. (Real Estate)	5,277
3,575	ComfortDelGro Corp. Ltd. (Industrials)	3,642
2,935	DBS Group Holdings Ltd. (Financials)	40,430

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
9,405	Genting Singapore Ltd. (Consumer Discretionary)	$ 5,223
165	Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	2,552
2,375	Keppel Corp. Ltd. (Industrials)	9,931
2,065	Keppel DC REIT (Real Estate)	3,755
3,700	Mapletree Commercial Trust REIT (Real Estate)	5,235
2,565	Mapletree Industrial Trust REIT (Real Estate)	4,936
4,360	Mapletree Logistics Trust REIT (Real Estate)	6,324
6,065	Oversea-Chinese Banking Corp. Ltd. (Financials)	36,689
1,075	SATS Ltd. (Industrials)	2,023
1,490	Sembcorp Industries Ltd. (Industrials)	1,434
2,180	Singapore Airlines Ltd. (Industrials)	5,892
1,300	Singapore Exchange Ltd. (Financials)	7,616
2,635	Singapore Press Holdings Ltd. (Communication Services)	2,386
2,480	Singapore Technologies Engineering Ltd. (Industrials)	5,597
12,805	Singapore Telecommunications Ltd. (Communication Services)	22,559
2,940	Suntec Real Estate Investment Trust REIT (Real Estate)	3,058
2,350	United Overseas Bank Ltd. (Financials)	32,422
885	UOL Group Ltd. (Real Estate)*	4,283
445	Venture Corp. Ltd. (Information Technology)	4,817

		246,400

South Africa – 0.2%
1,920	Anglo American PLC (Materials)	40,367

Spain – 2.4%
400	ACS Actividades de Construccion y Servicios SA (Industrials)	10,211
110	Aena SME SA (Industrials)*(a)	15,686
750	Amadeus IT Group SA (Information Technology)	39,160
11,015	Banco Bilbao Vizcaya Argentaria SA (Financials)	34,221

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
27,190	Banco Santander SA (Financials)	$ 61,624
1,905	Bankia SA (Financials)	1,682
5,870	CaixaBank SA (Financials)	10,966
410	Cellnex Telecom SA (Communication Services)*(a)	23,223
525	Endesa SA (Utilities)	12,468
775	Ferrovial SA (Industrials)	21,052
475	Grifols SA (Health Care)	14,858
10,390	Iberdrola SA (Utilities)	111,967
1,835	Industria de Diseno Textil SA (Consumer Discretionary)	51,131
1,590	Mapfre SA (Financials)	2,800
805	Naturgy Energy Group SA (Utilities)	14,950
715	Red Electrica Corp. SA (Utilities)	12,598
2,275	Repsol SA (Energy)	21,181
275	Siemens Gamesa Renewable Energy SA (Industrials)*	4,630
7,500	Telefonica SA (Communication Services)	35,381

		499,789

Sweden – 3.3%
275	AAK AB (Consumer Staples)*	5,003
490	Alfa Laval AB (Industrials)*	9,880
1,555	Assa Abloy AB, Class B (Industrials)	31,485
1,075	Atlas Copco AB, Class A (Industrials)	42,140
645	Atlas Copco AB, Class B (Industrials)	22,750
175	Axfood AB (Consumer Staples)	3,921
445	Boliden AB (Materials)	9,648
350	Castellum AB (Real Estate)	6,557
415	Electrolux AB, Series B (Consumer Discretionary)	6,792
535	Elekta AB, Class B (Health Care)	5,641
1,355	Epiroc AB, Class A (Industrials)	15,041
625	Epiroc AB, Class B (Industrials)	6,961
955	EQT AB (Financials)*	15,103
945	Essity AB, Class B (Consumer Staples)*	31,184
200	Evolution Gaming Group AB (Consumer Discretionary)*(a)	11,802
440	Fabege AB (Real Estate)	5,326
150	Fastighets AB Balder, Class B (Real Estate)*	6,125
325	Getinge AB, Class B (Health Care)*	5,996

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
1,230	Hennes & Mauritz AB, Class B (Consumer Discretionary)	$ 18,564
460	Hexagon AB, Class B (Information Technology)*	25,260
155	Holmen AB, Class B (Materials)*	5,085
685	Husqvarna AB, Class B (Consumer Discretionary)	5,037
140	ICA Gruppen AB (Consumer Staples)	6,575
260	Industrivarden AB, Class A (Financials)*	5,814
265	Industrivarden AB, Class C (Financials)*	5,892
185	Investment AB Latour, Class B (Industrials)	3,318
220	Investor AB, Class A (Financials)	11,535
755	Investor AB, Class B (Financials)	40,162
400	Kinnevik AB, Class B (Financials)	10,065
75	L E Lundbergforetagen AB, Class B (Financials)*	3,720
290	Lundin Energy AB (Energy)	6,990
700	Nibe Industrier AB, Class B (Industrials)*	15,534
135	Saab AB, Class B (Industrials)*	3,258
1,770	Sandvik AB (Industrials)*	29,298
510	Securitas AB, Class B (Industrials)*	6,758
2,525	Skandinaviska Enskilda Banken AB, Class A (Financials)*	21,909
30	Skandinaviska Enskilda Banken AB, Class C (Financials)*	276
635	Skanska AB, Class B (Industrials)*	12,682
705	SKF AB, Class B (Industrials)	12,935
330	SSAB AB, Class A (Materials)*	817
905	SSAB AB, Class B (Materials)*	2,203
940	Svenska Cellulosa AB SCA, Class B (Materials)*	11,727
2,415	Svenska Handelsbanken AB, Class A (Financials)*	22,857
1,780	Swedbank AB, Class A (Financials)*	22,301
265	Swedish Match AB (Consumer Staples)	18,390
225	Swedish Orphan Biovitrum AB (Health Care)*	4,893
745	Tele2 AB, Class B (Communication Services)	9,911
4,875	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	44,328
3,690	Telia Co. AB (Communication Services)	12,647

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
400	Trelleborg AB, Class B (Industrials)*	$ 5,413
345	Volvo AB, Class A (Industrials)*	4,872
2,595	Volvo AB, Class B (Industrials)*	36,714

		689,095

Switzerland – 9.7%
3,100	ABB Ltd. (Industrials)	60,954
810	Alcon, Inc. (Health Care)*	52,173
860	Cie Financiere Richemont SA (Consumer Discretionary)	50,023
3,995	Credit Suisse Group AG (Financials)	36,461
60	Geberit AG (Industrials)	29,185
15	Givaudan SA (Materials)	53,820
20,050	Glencore PLC (Materials)*	37,137
90	Kuehne + Nagel International AG (Industrials)*	12,966
840	LafargeHolcim Ltd. (Materials)*	34,747
120	Lonza Group AG (Health Care)	58,895
4,775	Nestle SA (Consumer Staples)	516,219
3,885	Novartis AG (Health Care)	335,767
30	Partners Group Holding AG (Financials)	24,807
1,165	Roche Holding AG (Health Care)	403,451
45	Roche Holding AG (Health Care)	15,692
30	Schindler Holding AG (Industrials)	6,945
65	Schindler Holding AG Participation Certificates (Industrials)	15,095
10	SGS SA (Industrials)	23,472
220	Sika AG (Materials)	37,670
1,120	STMicroelectronics NV (Information Technology)	27,520
50	Swatch Group AG (The) – Bearer (Consumer Discretionary)	9,988
95	Swatch Group AG (The) – Registered (Consumer Discretionary)	3,692
465	Swiss Re AG (Financials)	31,520
40	Swisscom AG (Communication Services)	20,810
5,925	UBS Group AG (Financials)	63,524
250	Zurich Insurance Group AG (Financials)	80,540

		2,043,073

United Kingdom – 13.0%
1,610	3i Group PLC (Financials)	16,421
425	Admiral Group PLC (Financials)	12,258

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
745	Ashtead Group PLC (Industrials)	$ 22,041
640	Associated British Foods PLC (Consumer Staples)	14,408
2,085	AstraZeneca PLC (Health Care)	221,165
1,565	Auto Trader Group PLC (Communication Services)(a)	10,800
100	AVEVA Group PLC (Information Technology)	5,054
6,495	Aviva PLC (Financials)	19,890
5,315	BAE Systems PLC (Industrials)	32,605
28,720	Barclays PLC (Financials)	40,918
1,685	Barratt Developments PLC (Consumer Discretionary)	10,353
195	Berkeley Group Holdings PLC (Consumer Discretionary)	9,872
33,540	BP PLC (Energy)	126,781
3,795	British American Tobacco PLC (Consumer Staples)	149,644
1,535	British Land Co. PLC (The) REIT (Real Estate)	7,729
14,370	BT Group PLC (Communication Services)	20,653
555	Bunzl PLC (Industrials)	12,944
670	Burberry Group PLC (Consumer Discretionary)	12,388
4,420	CK Hutchison Holdings Ltd. (Industrials)	27,030
310	Clarivate PLC (Industrials)*	7,096
1,625	CNH Industrial NV (Industrials)*	9,855
295	Coca-Cola European Partners PLC (Consumer Staples)	11,121
2,625	Compass Group PLC (Consumer Discretionary)	38,424
2,565	ConvaTec Group PLC (Health Care)(a)	6,431
210	Croda International PLC (Materials)	13,474
155	DCC PLC (Industrials)	12,900
3,865	Diageo PLC (Consumer Staples)	133,338
2,255	Direct Line Insurance Group PLC (Financials)	7,377
2,150	DS Smith PLC (Materials)	9,013
435	easyJet PLC (Industrials)	3,657
1,500	Experian PLC (Industrials)	52,166
1,850	Fiat Chrysler Automobiles NV (Consumer Discretionary)*	16,343

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
8,305	GlaxoSmithKline PLC (Health Care)	$ 171,652
625	Halma PLC (Information Technology)	18,004
515	Hargreaves Lansdown PLC (Financials)	11,674
33,700	HSBC Holdings PLC (Financials)	154,196
1,565	Imperial Brands PLC (Consumer Staples)	28,374
2,070	Informa PLC (Communication Services)	11,629
290	InterContinental Hotels Group PLC (Consumer Discretionary)	13,879
2,390	International Consolidated Airlines Group SA (Industrials)	6,752
265	Intertek Group PLC (Industrials)	18,039
6,000	ITV PLC (Communication Services)	5,955
3,670	J Sainsbury PLC (Consumer Staples)	8,802
715	JD Sports Fashion PLC (Consumer Discretionary)	5,820
320	Johnson Matthey PLC (Materials)	8,359
3,495	Kingfisher PLC (Consumer Discretionary)	8,391
1,230	Land Securities Group PLC REIT (Real Estate)	9,212
9,870	Legal & General Group PLC (Financials)	24,222
235	Liberty Global PLC, Class A (Communication Services)*	4,991
690	Liberty Global PLC, Class C (Communication Services)*	14,235
116,490	Lloyds Banking Group PLC (Financials)	43,018
580	London Stock Exchange Group PLC (Financials)	57,579
4,305	M&G PLC (Financials)	7,451
3,230	Marks & Spencer Group PLC (Consumer Discretionary)	3,904
7,940	Melrose Industries PLC (Industrials)	11,303
805	Mondi PLC (Materials)	15,008
5,805	National Grid PLC (Utilities)	66,456
210	Next PLC (Consumer Discretionary)	12,628
750	Ocado Group PLC (Consumer Discretionary)*	20,315
1,245	Pearson PLC (Communication Services)	7,133
520	Persimmon PLC (Consumer Discretionary)	14,741
4,310	Prudential PLC (Financials)	55,789
1,175	Reckitt Benckiser Group PLC (Consumer Staples)	104,940
3,200	RELX PLC (Industrials)	74,119

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
3,070	Rentokil Initial PLC (Industrials)	$ 18,856
3,200	Rolls-Royce Holdings PLC (Industrials)*	10,745
7,590	Royal Bank of Scotland Group PLC (Financials)	10,355
1,715	RSA Insurance Group PLC (Financials)	8,360
1,800	Sage Group PLC (The) (Information Technology)	15,377
195	Schroders PLC (Financials)	7,124
1,815	Segro PLC REIT (Real Estate)	18,840
400	Severn Trent PLC (Utilities)	12,071
1,450	Smith & Nephew PLC (Health Care)	29,435
660	Smiths Group PLC (Industrials)	10,660
120	Spirax-Sarco Engineering PLC (Industrials)	14,643
1,720	SSE PLC (Utilities)	26,400
885	St James’s Place PLC (Financials)	10,053
5,230	Standard Chartered PLC (Financials)	23,820
3,775	Standard Life Aberdeen PLC (Financials)	12,055
5,275	Taylor Wimpey PLC (Consumer Discretionary)	9,365
695	TechnipFMC PLC (Energy)	5,143
16,215	Tesco PLC (Consumer Staples)	45,766
2,270	Unilever NV (Consumer Staples)	117,389
1,825	Unilever PLC (Consumer Staples)	97,741
1,130	United Utilities Group PLC (Utilities)	12,819
44,290	Vodafone Group PLC (Communication Services)	72,836
430	Weir Group PLC (The) (Industrials)	5,135
220	Whitbread PLC (Consumer Discretionary)	6,876
3,975	Wm Morrison Supermarkets PLC (Consumer Staples)	9,175
2,025	WPP PLC (Communication Services)	15,311

		2,739,069

United States – 0.2%
255	Carnival PLC (Consumer Discretionary)	3,334
60	CyberArk Software Ltd. (Information Technology)*	6,227
370	Ferguson PLC (Industrials)	29,120

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
705	James Hardie Industries PLC CDI (Materials)	$ 12,144

		50,825

TOTAL COMMON STOCKS (Cost $19,986,876)		$20,888,898

Shares	Description	Rate	Value

Preferred Stocks – 0.6%
Germany – 0.5%
95	Bayerische Motoren Werke AG (Consumer Discretionary)	5.62%	$ 4,373
290	Henkel AG & Co. KGaA (Consumer Staples)*	0.00	25,897
255	Porsche Automobil Holding SE (Consumer Discretionary)	4.26	13,873
55	Sartorius AG (Health Care)*	0.00	20,397
300	Volkswagen AG (Consumer Discretionary)*	3.41	44,216

			108,756

Spain – 0.1%
430	Grifols SA, Class B (Health Care)	2.00	8,236

TOTAL PREFERRED STOCKS (Cost $109,739)			$ 116,992

Units	Description	Value

Right – 0.0%
Italy – 0.0%
945	Davide Campari-Milano SpA (Consumer Staples)*
(Cost $0)		$ 0

TOTAL INVESTMENTS – 99.8%
(Cost $20,096,615)		$21,005,890

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		48,128

NET ASSETS – 100.0%		$21,054,018

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Communication Services – 11.2%
310	Activision Blizzard, Inc.	$ 22,314
120	Alphabet, Inc., Class A*	172,022
120	Alphabet, Inc., Class C*	171,470
135	Altice USA, Inc., Class A*	3,472
2,925	AT&T, Inc.	90,265
445	CenturyLink, Inc.	4,374
70	Charter Communications, Inc., Class A*	38,080
1,840	Comcast Corp., Class A	72,864
60	Discovery, Inc., Class A*	1,305
140	Discovery, Inc., Class C*	2,743
100	DISH Network Corp., Class A*	3,165
115	Electronic Arts, Inc.*	14,131
980	Facebook, Inc., Class A*	220,588
140	Fox Corp., Class A	4,084
65	Fox Corp., Class B	1,871
30	IAC/interactivecorp*	8,111
155	Interpublic Group of Cos., Inc. (The)	2,652
10	Liberty Broadband Corp., Class A*	1,347
60	Liberty Broadband Corp., Class C*	8,197
35	Liberty Media Corp.-Liberty SiriusXM, Class A*	1,278
60	Liberty Media Corp.-Liberty SiriusXM, Class C*	2,188
20	Match Group, Inc.*	1,781
175	Netflix, Inc.*	73,453
90	Omnicom Group, Inc.	4,931
25	Sea Ltd. ADR (Taiwan)*	1,995
450	Sirius XM Holdings, Inc.	2,619
405	Snap, Inc., Class A*	7,671
50	Spotify Technology SA*	9,047
45	Take-Two Interactive Software, Inc.*	6,128
155	T-Mobile US, Inc.*	15,506
305	Twitter, Inc.*	9,446
1,690	Verizon Communications, Inc.	96,972
5	ViacomCBS, Inc., Class A	123
220	ViacomCBS, Inc., Class B	4,563
735	Walt Disney Co. (The)	86,215

		1,166,971

Consumer Discretionary – 10.9%
25	Advance Auto Parts, Inc.	3,483
170	Amazon.com, Inc.*	415,203
105	Aptiv PLC	7,912

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
10	AutoZone, Inc.*	$ 11,479
90	Best Buy Co., Inc.	7,028
15	Booking Holdings, Inc.*	24,591
65	CarMax, Inc.*	5,723
190	Carnival Corp.	2,991
25	Chewy, Inc., Class A*	1,111
10	Chipotle Mexican Grill, Inc.*	10,039
50	Darden Restaurants, Inc.	3,843
100	Dollar General Corp.	19,151
95	Dollar Tree, Inc.*	9,298
15	Domino’s Pizza, Inc.	5,788
140	D.R. Horton, Inc.	7,742
310	eBay, Inc.	14,117
55	Expedia Group, Inc.	4,371
1,585	Ford Motor Co.	9,050
55	Garmin Ltd.	4,959
510	General Motors Co.	13,199
55	Genuine Parts Co.	4,588
50	Hasbro, Inc.	3,675
110	Hilton Worldwide Holdings, Inc.	8,724
435	Home Depot, Inc. (The)	108,089
150	Las Vegas Sands Corp.	7,191
110	Lennar Corp., Class A	6,651
5	Lennar Corp., Class B	224
115	LKQ Corp.*	3,158
305	Lowe’s Cos., Inc.	39,757
50	Lululemon Athletica, Inc.*	15,005
105	Marriott International, Inc., Class A	9,292
300	McDonald’s Corp.	55,896
20	MercadoLibre, Inc. (Argentina)*	17,033
180	MGM Resorts International	3,092
25	Mohawk Industries, Inc.*	2,330
165	Newell Brands, Inc.	2,170
500	NIKE, Inc., Class B	49,290
30	O’Reilly Automotive, Inc.*	12,517
105	PulteGroup, Inc.	3,567
140	Ross Stores, Inc.	13,574
70	Royal Caribbean Cruises Ltd.	3,631
475	Starbucks Corp.	37,045
205	Target Corp.	25,078
60	Tesla, Inc.*	50,100
50	Tiffany & Co.	6,406
450	TJX Cos., Inc. (The)	23,742
45	Tractor Supply Co.	5,491

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
20	Ulta Beauty, Inc.*	$ 4,880
15	Vail Resorts, Inc.	2,975
135	VF Corp.	7,574
25	Whirlpool Corp.	3,046
40	Wynn Resorts Ltd.	3,331
145	Yum China Holdings, Inc. (China)	6,719
120	Yum! Brands, Inc.	10,768

		1,137,687

Consumer Staples – 7.0%
760	Altria Group, Inc.	29,678
225	Archer-Daniels-Midland Co.	8,845
15	Brown-Forman Corp., Class A	890
125	Brown-Forman Corp., Class B	8,241
80	Campbell Soup Co.	4,078
100	Church & Dwight Co., Inc.	7,507
50	Clorox Co. (The)	10,312
1,570	Coca-Cola Co. (The)	73,288
350	Colgate-Palmolive Co.	25,316
195	Conagra Brands, Inc.	6,784
65	Constellation Brands, Inc., Class A	11,226
175	Costco Wholesale Corp.	53,982
80	Estee Lauder Cos., Inc. (The), Class A	15,798
245	General Mills, Inc.	15,445
60	Hershey Co. (The)	8,141
115	Hormel Foods Corp.	5,615
45	JM Smucker Co. (The)	5,127
105	Kellogg Co.	6,858
120	Keurig Dr Pepper, Inc.	3,350
140	Kimberly-Clark Corp.	19,802
260	Kraft Heinz Co. (The)	7,922
305	Kroger Co. (The)	9,949
50	McCormick & Co., Inc.	8,758
75	Molson Coors Beverage Co., Class B	2,847
575	Mondelez International, Inc., Class A	29,969
155	Monster Beverage Corp.*	11,146
565	PepsiCo, Inc.	74,326
630	Philip Morris International, Inc.	46,217
995	Procter & Gamble Co. (The)	115,340
195	Sysco Corp.	10,756
120	Tyson Foods, Inc., Class A	7,373
295	Walgreens Boots Alliance, Inc.	12,667

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
565	Walmart, Inc.	$ 70,094

		727,647

Energy – 2.8%
265	Baker Hughes Co.	4,375
160	Cabot Oil & Gas Corp.	3,174
95	Cheniere Energy, Inc.*	4,213
765	Chevron Corp.	70,150
80	Concho Resources, Inc.	4,362
440	ConocoPhillips	18,559
235	EOG Resources, Inc.	11,978
1,725	Exxon Mobil Corp.	78,436
330	Halliburton Co.	3,877
115	Hess Corp.	5,459
795	Kinder Morgan, Inc.	12,561
265	Marathon Petroleum Corp.	9,312
355	Occidental Petroleum Corp.	4,597
165	ONEOK, Inc.	6,054
180	Phillips 66	14,087
65	Pioneer Natural Resources Co.	5,954
565	Schlumberger Ltd.	10,436
165	Valero Energy Corp.	10,996
495	Williams Cos., Inc. (The)	10,113

		288,693

Financials – 9.9%
275	Aflac, Inc.	10,029
5	Alleghany Corp.	2,565
125	Allstate Corp. (The)	12,226
150	Ally Financial, Inc.	2,616
245	American Express Co.	23,292
30	American Financial Group, Inc.	1,807
350	American International Group, Inc.	10,521
50	Ameriprise Financial, Inc.	7,004
585	Annaly Capital Management, Inc. REIT	3,604
95	Aon PLC, Class A	18,710
85	Apollo Global Management, Inc.	4,046
160	Arch Capital Group Ltd.*	4,515
75	Arthur J Gallagher & Co.	7,071
80	Athene Holding Ltd., Class A*	2,311
3,175	Bank of America Corp.	76,581
325	Bank of New York Mellon Corp. (The)	12,080
540	Berkshire Hathaway, Inc., Class B*	100,213

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
45	BlackRock, Inc.	$ 23,789
275	Blackstone Group, Inc. (The), Class A	15,620
185	Capital One Financial Corp.	12,587
45	Cboe Global Markets, Inc.	4,791
470	Charles Schwab Corp. (The)	16,878
160	Chubb Ltd.	19,510
65	Cincinnati Financial Corp.	3,832
855	Citigroup, Inc.	40,963
175	Citizens Financial Group, Inc.	4,217
145	CME Group, Inc.	26,477
125	Discover Financial Services	5,939
90	E*TRADE Financial Corp.	4,099
20	Everest Re Group Ltd.	3,968
105	Fidelity National Financial, Inc.	3,350
290	Fifth Third Bancorp	5,623
70	First Republic Bank	7,572
115	Franklin Resources, Inc.	2,170
40	Globe Life, Inc.	3,081
135	Goldman Sachs Group, Inc. (The)	26,526
145	Hartford Financial Services Group, Inc. (The)	5,552
410	Huntington Bancshares, Inc.	3,645
30	Interactive Brokers Group, Inc., Class A	1,271
220	Intercontinental Exchange, Inc.	21,395
1,210	JPMorgan Chase & Co.	117,745
390	KeyCorp	4,622
215	KKR & Co., Inc.	5,966
80	Lincoln National Corp.	3,034
105	Loews Corp.	3,490
50	M&T Bank Corp.	5,283
5	Markel Corp.*	4,487
205	Marsh & McLennan Cos., Inc.	21,714
285	MetLife, Inc.	10,263
65	Moody’s Corp.	17,382
485	Morgan Stanley	21,437
35	MSCI, Inc.	11,510
45	Nasdaq, Inc.	5,331
80	Northern Trust Corp.	6,321
160	PNC Financial Services Group, Inc. (The)	18,246
110	Principal Financial Group, Inc.	4,248
235	Progressive Corp. (The)	18,255
160	Prudential Financial, Inc.	9,754
50	Raymond James Financial, Inc.	3,464
390	Regions Financial Corp.	4,411

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
25	Reinsurance Group of America, Inc.	$ 2,269
100	S&P Global, Inc.	32,502
55	SEI Investments Co.	2,982
135	State Street Corp.	8,230
20	SVB Financial Group*	4,295
230	Synchrony Financial	4,685
90	T. Rowe Price Group, Inc.	10,881
105	TD Ameritrade Holding Corp.	3,913
100	Travelers Cos., Inc. (The)	10,698
545	Truist Financial Corp.	20,045
565	US Bancorp	20,091
1,535	Wells Fargo & Co.	40,631
50	Willis Towers Watson PLC	10,145
60	WR Berkley Corp.	3,477

		1,033,853

Health Care – 15.1%
710	Abbott Laboratories	67,393
720	AbbVie, Inc.	66,722
15	ABIOMED, Inc.*	3,358
125	Agilent Technologies, Inc.	11,017
85	Alexion Pharmaceuticals, Inc.*	10,192
30	Align Technology, Inc.*	7,369
60	AmerisourceBergen Corp.	5,720
240	Amgen, Inc.	55,128
100	Anthem, Inc.	29,411
205	Baxter International, Inc.	18,452
110	Becton Dickinson and Co.	27,162
70	Biogen, Inc.*	21,496
75	BioMarin Pharmaceutical, Inc.*	7,991
570	Boston Scientific Corp.*	21,654
925	Bristol-Myers Squibb Co.	55,241
120	Cardinal Health, Inc.	6,563
235	Centene Corp.*	15,569
125	Cerner Corp.	9,113
150	Cigna Corp.	29,598
20	Cooper Cos., Inc. (The)	6,340
530	CVS Health Corp.	34,752
250	Danaher Corp.	41,653
35	DaVita, Inc.*	2,834
90	DENTSPLY SIRONA, Inc.	4,187
35	DexCom, Inc.*	13,241
85	Edwards Lifesciences Corp.*	19,101

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
160	Elanco Animal Health, Inc.*	$ 3,426
345	Eli Lilly and Co.	52,768
510	Gilead Sciences, Inc.	39,693
110	HCA Healthcare, Inc.	11,759
55	Henry Schein, Inc.*	3,340
105	Hologic, Inc.*	5,565
55	Humana, Inc.	22,586
35	IDEXX Laboratories, Inc.*	10,811
60	Illumina, Inc.*	21,783
75	Incyte Corp.*	7,643
45	Intuitive Surgical, Inc.*	26,101
75	IQVIA Holdings, Inc.*	11,214
20	Jazz Pharmaceuticals PLC*	2,386
1,075	Johnson & Johnson	159,906
40	Laboratory Corp. of America Holdings*	7,013
65	McKesson Corp.	10,314
545	Medtronic PLC	53,726
1,030	Merck & Co., Inc.	83,142
10	Mettler-Toledo International, Inc.*	7,950
210	Mylan NV*	3,585
55	Perrigo Co. PLC	3,012
2,260	Pfizer, Inc.	86,309
55	Quest Diagnostics, Inc.	6,505
35	Regeneron Pharmaceuticals, Inc.*	21,448
60	ResMed, Inc.	9,649
50	Seattle Genetics, Inc.*	7,861
130	Stryker Corp.	25,445
20	Teleflex, Inc.	7,257
160	Thermo Fisher Scientific, Inc.	55,870
385	UnitedHealth Group, Inc.	117,367
30	Universal Health Services, Inc., Class B	3,164
35	Varian Medical Systems, Inc.*	4,249
55	Veeva Systems, Inc., Class A*	12,038
105	Vertex Pharmaceuticals, Inc.*	30,236
25	Waters Corp.*	4,996
85	Zimmer Biomet Holdings, Inc.	10,739
195	Zoetis, Inc.	27,181

		1,569,294

Industrials – 7.7%
235	3M Co.	36,763
95	AMETEK, Inc.	8,712
55	AO Smith Corp.	2,613

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
215	Boeing Co. (The)	$ 31,358
225	Caterpillar, Inc.	27,029
55	C.H. Robinson Worldwide, Inc.	4,462
35	Cintas Corp.	8,679
85	Copart, Inc.*	7,598
15	CoStar Group, Inc.*	9,852
310	CSX Corp.	22,190
60	Cummins, Inc.	10,176
125	Deere & Co.	19,015
235	Delta Air Lines, Inc.	5,924
60	Dover Corp.	5,835
165	Eaton Corp. PLC	14,009
245	Emerson Electric Co.	14,950
50	Equifax, Inc.	7,678
70	Expeditors International of Washington, Inc.	5,346
235	Fastenal Co.	9,696
100	FedEx Corp.	13,056
120	Fortive Corp.	7,318
55	Fortune Brands Home & Security, Inc.	3,353
105	General Dynamics Corp.	15,417
3,505	General Electric Co.	23,028
285	Honeywell International, Inc.	41,567
15	Huntington Ingalls Industries, Inc.	2,998
150	IHS Markit Ltd.	10,419
115	Illinois Tool Works, Inc.	19,833
135	Ingersoll Rand, Inc.*	3,807
35	J.B. Hunt Transport Services, Inc.	4,188
310	Johnson Controls International PLC	9,737
40	Kansas City Southern	6,021
90	L3Harris Technologies, Inc.	17,951
95	Lockheed Martin Corp.	36,902
90	Lyft, Inc., Class A*	2,813
105	Masco Corp.	4,898
105	Norfolk Southern Corp.	18,720
60	Northrop Grumman Corp.	20,112
45	Old Dominion Freight Line, Inc.	7,699
140	PACCAR, Inc.	10,340
50	Parker-Hannifin Corp.	8,999
615	Raytheon Technologies Corp.	39,680
85	Republic Services, Inc.	7,264
45	Rockwell Automation, Inc.	9,727
60	Rollins, Inc.	2,508
40	Roper Technologies, Inc.	15,752

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
20	Snap-on, Inc.	$ 2,594
185	Southwest Airlines Co.	5,939
60	Stanley Black & Decker, Inc.	7,527
90	Textron, Inc.	2,787
95	Trane Technologies PLC	8,570
20	TransDigm Group, Inc.	8,496
75	TransUnion	6,472
445	Uber Technologies, Inc.*	16,162
275	Union Pacific Corp.	46,712
85	United Airlines Holdings, Inc.*	2,383
285	United Parcel Service, Inc., Class B	28,417
30	United Rentals, Inc.*	4,167
65	Verisk Analytics, Inc.	11,224
170	Waste Management, Inc.	18,148
70	Westinghouse Air Brake Technologies Corp.	4,275
20	W.W. Grainger, Inc.	6,192
75	Xylem, Inc.	4,976

		801,033

Information Technology – 26.9%
260	Accenture PLC, Class A	52,421
195	Adobe, Inc.*	75,387
475	Advanced Micro Devices, Inc.*	25,555
65	Akamai Technologies, Inc.*	6,877
55	Amdocs Ltd.	3,424
120	Amphenol Corp., Class A	11,587
150	Analog Devices, Inc.	16,942
35	ANSYS, Inc.*	9,905
1,785	Apple, Inc.	567,523
370	Applied Materials, Inc.	20,787
20	Arista Networks, Inc.*	4,669
50	Atlassian Corp. PLC, Class A*	9,265
90	Autodesk, Inc.*	18,934
165	Automatic Data Processing, Inc.	24,171
160	Broadcom, Inc.	46,603
45	Broadridge Financial Solutions, Inc.	5,449
115	Cadence Design Systems, Inc.*	10,498
55	CDW Corp.	6,100
1,600	Cisco Systems, Inc.	76,512
45	Citrix Systems, Inc.	6,665
225	Cognizant Technology Solutions Corp., Class A	11,925

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
310	Corning, Inc.	$ 7,065
95	Dell Technologies, Inc., Class C*	4,716
65	DocuSign, Inc.*	9,083
105	Dropbox, Inc., Class A*	2,370
25	F5 Networks, Inc.*	3,623
250	Fidelity National Information Services, Inc.	34,707
230	Fiserv, Inc.*	24,557
35	FleetCor Technologies, Inc.*	8,533
60	Fortinet, Inc.*	8,352
35	Gartner, Inc.*	4,259
120	Global Payments, Inc.	21,539
525	Hewlett Packard Enterprise Co.	5,098
580	HP, Inc.	8,781
1,745	Intel Corp.	109,813
360	International Business Machines Corp.	44,964
100	Intuit, Inc.	29,032
135	Juniper Networks, Inc.	3,275
75	Keysight Technologies, Inc.*	8,110
65	KLA Corp.	11,437
60	Lam Research Corp.	16,420
55	Leidos Holdings, Inc.	5,791
265	Marvell Technology Group Ltd.	8,644
355	Mastercard, Inc., Class A	106,816
110	Maxim Integrated Products, Inc.	6,345
95	Microchip Technology, Inc.	9,122
450	Micron Technology, Inc.*	21,560
3,055	Microsoft Corp.	559,829
70	Motorola Solutions, Inc.	9,473
90	NetApp, Inc.	4,009
225	NortonLifeLock, Inc.	5,126
240	NVIDIA Corp.	85,205
45	Okta, Inc.*	8,801
820	Oracle Corp.	44,091
40	Palo Alto Networks, Inc.*	9,411
130	Paychex, Inc.	9,396
475	PayPal Holdings, Inc.*	73,630
45	Qorvo, Inc.*	4,713
465	QUALCOMM, Inc.	37,609
30	RingCentral, Inc., Class A*	8,228
350	salesforce.com, Inc.*	61,177
95	Seagate Technology PLC	5,039
75	ServiceNow, Inc.*	29,095
70	Skyworks Solutions, Inc.	8,298
65	Splunk, Inc.*	12,080

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
145	Square, Inc., Class A*	$ 11,757
90	SS&C Technologies Holdings, Inc.	5,211
60	Synopsys, Inc.*	10,855
135	TE Connectivity Ltd.	10,969
380	Texas Instruments, Inc.	45,121
100	Trimble, Inc.*	3,912
50	Twilio, Inc., Class A*	9,880
40	VeriSign, Inc.*	8,760
690	Visa, Inc., Class A	134,716
30	VMware, Inc., Class A*	4,688
120	Western Digital Corp.	5,324
165	Western Union Co. (The)	3,303
70	Workday, Inc., Class A*	12,840
100	Xilinx, Inc.	9,195
50	Zoom Video Communications, Inc., Class A*	8,974

		2,795,926

Materials – 2.4%
90	Air Products and Chemicals, Inc.	21,748
45	Albemarle Corp.	3,443
650	Amcor PLC	6,637
130	Ball Corp.	9,264
50	Celanese Corp.	4,495
305	Corteva, Inc.	8,330
300	Dow, Inc.	11,580
300	DuPont de Nemours, Inc.	15,219
50	Eastman Chemical Co.	3,404
105	Ecolab, Inc.	22,321
50	FMC Corp.	4,920
565	Freeport-McMoRan, Inc.	5,125
45	International Flavors & Fragrances, Inc.	5,994
160	International Paper Co.	5,448
215	Linde PLC (United Kingdom)	43,503
105	LyondellBasell Industries NV, Class A	6,695
25	Martin Marietta Materials, Inc.	4,802
330	Newmont Corp.	19,295
120	Nucor Corp.	5,071
40	Packaging Corp. of America	4,056
95	PPG Industries, Inc.	9,659
35	Sherwin-Williams Co. (The)	20,785
35	Southern Copper Corp. (Peru)	1,270
55	Vulcan Materials Co.	5,958

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
105	Westrock Co.	$ 2,946

		251,968

Real Estate – 2.8%
50	Alexandria Real Estate Equities, Inc. REIT	7,686
180	American Tower Corp. REIT	46,471
55	AvalonBay Communities, Inc. REIT	8,581
60	Boston Properties, Inc. REIT	5,159
130	CBRE Group, Inc., Class A*	5,717
170	Crown Castle International Corp. REIT	29,267
105	Digital Realty Trust, Inc. REIT	15,074
150	Duke Realty Corp. REIT	5,172
35	Equinix, Inc. REIT	24,417
150	Equity Residential REIT	9,084
25	Essex Property Trust, Inc. REIT	6,069
50	Extra Space Storage, Inc. REIT	4,837
30	Federal Realty Investment Trust REIT	2,397
205	Healthpeak Properties, Inc. REIT	5,051
285	Host Hotels & Resorts, Inc. REIT	3,403
220	Invitation Homes, Inc. REIT	5,786
115	Iron Mountain, Inc. REIT	2,962
45	Mid-America Apartment Communities, Inc. REIT	5,236
300	Prologis, Inc. REIT	27,450
60	Public Storage REIT	12,164
140	Realty Income Corp. REIT	7,743
65	Regency Centers Corp. REIT	2,781
45	SBA Communications Corp. REIT	14,136
125	Simon Property Group, Inc. REIT	7,213
120	UDR, Inc. REIT	4,438
150	Ventas, Inc. REIT	5,243
70	Vornado Realty Trust REIT	2,535
165	Welltower, Inc. REIT	8,361
305	Weyerhaeuser Co. REIT	6,158
70	W.P. Carey, Inc. REIT	4,194

		294,785

Utilities – 3.2%
100	Alliant Energy Corp.	4,936
100	Ameren Corp.	7,473
200	American Electric Power Co., Inc.	17,050
75	American Water Works Co., Inc.	9,525
50	Atmos Energy Corp.	5,139

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
20	Avangrid, Inc.	$ 890
205	CenterPoint Energy, Inc.	3,645
115	CMS Energy Corp.	6,737
135	Consolidated Edison, Inc.	10,133
340	Dominion Energy, Inc.	28,903
80	DTE Energy Co.	8,606
300	Duke Energy Corp.	25,689
150	Edison International	8,716
80	Entergy Corp.	8,146
90	Evergy, Inc.	5,552
135	Eversource Energy	11,300
395	Exelon Corp.	15,132
220	FirstEnergy Corp.	9,297
200	NextEra Energy, Inc.	51,112
155	NiSource, Inc.	3,694
45	Pinnacle West Capital Corp.	3,506
310	PPL Corp.	8,661
205	Public Service Enterprise Group, Inc.	10,463
120	Sempra Energy	15,157
425	Southern Co. (The)	24,255
85	UGI Corp.	2,706
130	WEC Energy Group, Inc.	11,925
215	Xcel Energy, Inc.	13,981

		332,329

TOTAL INVESTMENTS – 99.9% (Cost $9,800,361)		$10,400,186

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		12,492

NET ASSETS – 100.0%		$10,412,678

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Goldman Sachs ETF Trust (“Funds”) valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and ETFs. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy; otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MARKETBETA ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2020:

MARKETBETA EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,426,228	$—	$—
Asia	33,659,175	1,133,207	—
Europe	265,782	—	—
North America	1,361,006	—	—
South America	2,173,294	610,152	—

Total	$38,885,485	$1,743,359	$—

MARKETBETA INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$40,367	$—	$—
Asia	6,932,525	—	—
Europe	12,229,933	114,651	—
North America	41,646	12,144	—
Oceania	1,624,362	—	—
South America	6,176	4,086	—

Total	$20,875,009	$130,881	$—

MARKETBETA U.S. EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$8,714	$—	$—
Europe	43,503	—	—
North America	10,329,666	—	—
South America	18,303	—	—

Total	$10,400,186	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS MARKETBETA ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.